ANNUAL REPORT
PHOENIX LIFE VARIABLE
ACCUMULATION ACCOUNT
December 31, 2017

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 949,472		$ 1,003,597		$ 1,037,822		$ 4,528,407
Total assets	$ 949,472		$ 1,003,597		$ 1,037,822		$ 4,528,407
Total net assets	$ 949,472		$ 1,003,597		$ 1,037,822		$ 4,528,407
Net assets:
Accumulation units	$ 920,686		$ 987,174		$ 1,037,822		$ 4,528,407
Contracts in payout (annuitization) period	$ 28,786		$ 16,423		$ -		$ -
Total net assets	$ 949,472		$ 1,003,597		$ 1,037,822		$ 4,528,407
Units outstanding	630,136		418,979		427,932		1,702,868
Investment shares held	80,944		12,144		8,833		204,074
Investments at cost	$ 896,300		$ 389,383		$ 768,396		$ 2,677,514
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.57	4,497	$ 2.22	249	$ 2.48	63,268	$ 2.80	111,412
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 2.76	14,152
Group Strategic Edge®	$ -	-	$ 2.23	732	$ -	-	$ 2.69	109
Phoenix Dimensions® Option 1	$ 1.53	11,299	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.50	41,996	$ -	-	$ 2.36	14,997	$ 2.33	1,106
Phoenix Investor’s Edge® Option 1	$ 1.47	256,899	$ -	-	$ -	-	$ 2.42	46,624
Phoenix Investor’s Edge® Option 2	$ -	-	$ 3.30	868	$ -	-	$ 2.36	98,767
Phoenix Spectrum Edge® Option 1	$ -	-	$ 3.79	2,559	$ -	-	$ 2.62	74,422
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ -	-	$ 2.56	109,491
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 2.62	3,101
The Big Edge Choice®—NY	$ -	-	$ 2.21	40,044	$ 2.39	2,712	$ 2.63	43,688
The Big Edge Plus®	$ 1.53	315,445	$ 2.23	293,162	$ 2.42	312,071	$ 2.69	1,151,635
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 2.99	53,548	$ 2.50	6,907	$ 2.84	43,719
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 3.16	27,817	$ 2.42	27,977	$ 2.69	4,642
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
Assets:
Investments at fair value	$ 399,037		$ 3,418,075		$ 9,522,669		$ 1,495,685
Total assets	$ 399,037		$ 3,418,075		$ 9,522,669		$ 1,495,685
Total net assets	$ 399,037		$ 3,418,075		$ 9,522,669		$ 1,495,685
Net assets:
Accumulation units	$ 399,037		$ 3,318,348		$ 9,155,809		$ 1,417,097
Contracts in payout (annuitization) period	$ -		$ 99,727		$ 366,860		$ 78,588
Total net assets	$ 399,037		$ 3,418,075		$ 9,522,669		$ 1,495,685
Units outstanding	178,771		2,270,512		10,537,561		597,676
Investment shares held	21,817		318,553		9,522,669		219,309
Investments at cost	$ 299,620		$ 3,633,554		$ 9,522,669		$ 1,759,879
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.74	44,033	$ 0.93	269,256	$ 2.65	28,526
Freedom Edge®	$ -	-	$ 1.27	28,049	$ 0.88	18,472	$ -	-
Group Strategic Edge®	$ -	-	$ 1.65	626	$ 0.91	218,008	$ 2.45	3,351
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 0.91	219,167	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.23	1,867	$ 0.89	16,162	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 0.91	141	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.33	80,626	$ 0.88	59,548	$ 2.50	2,647
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.30	272,394	$ 0.87	62,470	$ 2.44	4,530
Phoenix Spectrum Edge® Option 1	$ 2.27	14	$ 1.45	314,343	$ 0.92	51,682	$ 2.76	20,007
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.41	504,679	$ 0.91	450,848	$ 2.70	25,399
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.38	8,050	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 0.91	58,461	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 0.90	115,344	$ -	-
Retirement Planner's Edge	$ -	-	$ 1.45	26,295	$ 0.90	72,747	$ -	-
Templeton Investment Plus	$ -	-	$ -	-	$ 0.90	4,734,977	$ -	-
The Big Edge Choice®—NY	$ 2.21	2,892	$ 1.63	125,707	$ 0.90	154,465	$ 2.40	30,593
The Big Edge Plus®	$ 2.23	175,865	$ 1.65	818,186	$ 0.91	3,945,657	$ 2.45	450,143
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.57	19,262	$ 0.93	86,548	$ 2.84	30,986
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.48	26,395	$ 0.91	3,608	$ 2.64	1,494
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 10,710,380		$ 3,166,462		$ 1,742,726		$ 2,037,443
Total assets	$ 10,710,380		$ 3,166,462		$ 1,742,726		$ 2,037,443
Total net assets	$ 10,710,380		$ 3,166,462		$ 1,742,726		$ 2,037,443
Net assets:
Accumulation units	$ 10,650,003		$ 3,164,582		$ 1,720,570		$ 2,017,663
Contracts in payout (annuitization) period	$ 60,377		$ 1,880		$ 22,156		$ 19,780
Total net assets	$ 10,710,380		$ 3,166,462		$ 1,742,726		$ 2,037,443
Units outstanding	3,884,384		1,413,430		996,658		1,470,270
Investment shares held	283,568		87,908		23,627		160,935
Investments at cost	$ 6,201,891		$ 1,531,909		$ 835,691		$ 1,985,260
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.84	192,477	$ 2.05	8,119	$ 1.70	1,004	$ 1.44	52,234
Freedom Edge®	$ 3.18	4,276	$ 2.91	2,495	$ -	-	$ -	-
Group Strategic Edge®	$ 2.69	39,648	$ 1.91	35,783	$ 1.64	19,976	$ 1.40	2,409
Phoenix Dimensions® Option 1	$ -	-	$ 2.62	62,810	$ -	-	$ 1.40	99,593
Phoenix Dimensions® Option 2	$ 2.47	5,549	$ 2.54	91,625	$ -	-	$ 1.36	77,527
Phoenix Income Choice®	$ -	-	$ 2.56	738	$ -	-	$ 1.40	383
Phoenix Investor’s Edge® Option 1	$ 3.18	34,366	$ 2.63	24,107	$ 2.28	8,214	$ 1.34	44,702
Phoenix Investor’s Edge® Option 2	$ 3.10	73,284	$ 2.57	90,866	$ 2.23	6,541	$ 1.31	82,214
Phoenix Spectrum Edge® Option 1	$ 3.43	104,361	$ 2.84	68,775	$ 2.50	44,292	$ 1.42	15,716
Phoenix Spectrum Edge® Option 2	$ 3.35	51,629	$ 2.77	143,824	$ 2.44	51,672	$ 1.40	78,266
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 2.39	2,170	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 2.12	177,931	$ -	-	$ 1.39	131,362
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 2.08	269,884	$ -	-	$ 1.36	259,465
Retirement Planner's Edge	$ 3.17	7,344	$ -	-	$ 2.13	23,608	$ -	-
The Big Edge Choice®—NY	$ 2.65	221,222	$ 1.97	31,270	$ 1.61	83,550	$ 1.38	3,044
The Big Edge Plus®	$ 2.69	3,028,594	$ 1.91	383,846	$ 1.64	735,942	$ 1.40	549,253
The Phoenix Edge®—VA NY Option 1	$ 3.33	101,287	$ 2.41	20,892	$ 2.24	15,377	$ 1.45	74,102
The Phoenix Edge®—VA NY Option 2	$ 3.15	20,347	$ 2.49	465	$ 1.87	4,312	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
Assets:
Investments at fair value	$ 79,123		$ 3,225,415		$ 6,069,747		$ 131,258
Total assets	$ 79,123		$ 3,225,415		$ 6,069,747		$ 131,258
Total net assets	$ 79,123		$ 3,225,415		$ 6,069,747		$ 131,258
Net assets:
Accumulation units	$ 79,123		$ 3,225,415		$ 6,035,626		$ 131,258
Contracts in payout (annuitization) period	$ -		$ -		$ 34,121		$ -
Total net assets	$ 79,123		$ 3,225,415		$ 6,069,747		$ 131,258
Units outstanding	40,380		2,003,076		2,565,850		68,077
Investment shares held	10,606		199,469		298,121		7,462
Investments at cost	$ 110,307		$ 3,383,896		$ 4,693,280		$ 67,786
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.66	4,401	$ 2.39	81,296	$ 2.00	2,575
Freedom Edge®	$ -	-	$ 1.65	80,705	$ 2.23	40,934	$ -	-
Group Strategic Edge®	$ -	-	$ -	-	$ 2.90	8,565	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ 1.72	232,137	$ 1.86	211,942	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.67	175,798	$ 1.80	154,175	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.64	118,185	$ 2.14	96,527	$ -	-
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.62	281,342	$ 2.09	259,789	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.75	20,194	$ 2.31	96,596	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.72	18,108	$ 2.25	288	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.46	92,267	$ 1.37	95,094	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.44	219,804	$ 1.35	226,535	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ 2.29	9,405	$ -	-
The Big Edge Choice®—NY	$ -	-	$ 1.59	13,676	$ 2.78	45,809	$ -	-
The Big Edge Plus®	$ 1.96	40,380	$ 1.61	735,989	$ 2.90	1,141,533	$ 1.93	65,502
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.80	10,470	$ 2.36	46,522	$ -	-
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ 2.25	50,840	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 1,055,815		$ 277,888		$ 538,786		$ 184,136
Total assets	$ 1,055,815		$ 277,888		$ 538,786		$ 184,136
Total net assets	$ 1,055,815		$ 277,888		$ 538,786		$ 184,136
Net assets:
Accumulation units	$ 1,055,815		$ 277,888		$ 538,786		$ 184,136
Total net assets	$ 1,055,815		$ 277,888		$ 538,786		$ 184,136
Units outstanding	555,330		148,183		291,899		88,876
Investment shares held	16,767		7,568		28,432		12,778
Investments at cost	$ 651,938		$ 202,616		$ 469,402		$ 169,654
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.93	25,820	$ -	-	$ -	-	$ 2.17	3,577
Group Strategic Edge®	$ 1.90	2,307	$ 1.88	1	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.88	262	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.86	16,229	$ 1.79	8,456	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.85	53,132	$ -	-	$ -	-	$ 1.95	19,751
Phoenix Spectrum Edge® Option 1	$ 1.92	72,583	$ 1.91	23,015	$ 1.95	8,889	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.90	128,545	$ 1.88	25,427	$ 1.91	2,439	$ -	-
Phoenix Spectrum Edge® Option 3	$ 1.89	1,784	$ -	-	$ -	-	$ -	-
Retirement Planner's Edge	$ 1.89	2,469	$ 1.85	17,157	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.89	13,705	$ 1.85	19,606	$ -	-	$ 2.07	2,750
The Big Edge Plus®	$ 1.90	229,883	$ 1.88	38,541	$ 1.84	280,571	$ 2.10	62,189
The Phoenix Edge®—VA NY Option 1	$ 1.94	6,731	$ 1.96	6,590	$ -	-	$ 2.20	609
The Phoenix Edge®—VA NY Option 2	$ 1.90	1,880	$ 1.88	9,390	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 86,023		$ 768,748		$ 2,801,359		$ 1,131,254
Total assets	$ 86,023		$ 768,748		$ 2,801,359		$ 1,131,254
Total net assets	$ 86,023		$ 768,748		$ 2,801,359		$ 1,131,254
Net assets:
Accumulation units	$ 86,023		$ 768,748		$ 2,780,054		$ 1,128,136
Contracts in payout (annuitization) period	$ -		$ -		$ 21,305		$ 3,118
Total net assets	$ 86,023		$ 768,748		$ 2,801,359		$ 1,131,254
Units outstanding	36,526		379,288		1,458,798		586,554
Investment shares held	10,327		62,096		75,407		46,155
Investments at cost	$ 142,226		$ 724,236		$ 2,049,324		$ 941,986
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.43	883	$ 2.09	30,764	$ 1.99	16,946	$ 2.00	408
Freedom Edge®	$ -	-	$ 1.94	10,050	$ 1.84	3,146	$ 1.85	6,666
Group Strategic Edge®	$ -	-	$ -	-	$ 1.93	3,542	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ -	-	$ 1.91	7,346
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.87	4,644	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.93	2,542	$ 1.83	30,060	$ 1.84	1,823
Phoenix Investor’s Edge® Option 2	$ 2.19	633	$ 1.89	11,586	$ 1.80	131,148	$ 1.80	34,555
Phoenix Spectrum Edge® Option 1	$ -	-	$ 2.07	19,984	$ 1.97	184,099	$ 1.97	20,032
Phoenix Spectrum Edge® Option 2	$ 2.36	12,693	$ 2.03	40,042	$ 1.93	329,424	$ 1.93	6,932
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.89	4,508	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.51	2,470	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.49	2,553	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 1.90	6,265
The Big Edge Choice®—NY	$ -	-	$ 2.00	23,350	$ 1.90	73,073	$ 1.90	28,136
The Big Edge Plus®	$ 2.36	22,317	$ 2.03	240,467	$ 1.93	619,690	$ 1.93	443,715
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 2.12	503	$ 2.02	47,972	$ 2.02	27,629
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ 1.93	5,523	$ 1.93	3,047
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 270,160		$ 2,161,083		$ 496,432		$ 1,901,290
Total assets	$ 270,160		$ 2,161,083		$ 496,432		$ 1,901,290
Total net assets	$ 270,160		$ 2,161,083		$ 496,432		$ 1,901,290
Net assets:
Accumulation units	$ 270,160		$ 2,086,198		$ 496,432		$ 1,879,651
Contracts in payout (annuitization) period	$ -		$ 74,885		$ -		$ 21,639
Total net assets	$ 270,160		$ 2,161,083		$ 496,432		$ 1,901,290
Units outstanding	166,159		1,508,571		315,117		1,495,198
Investment shares held	20,926		189,569		41,508		176,045
Investments at cost	$ 193,894		$ 1,940,896		$ 424,641		$ 1,893,383
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 1.61	35,048	$ 1.31	11,709
Freedom Edge®	$ -	-	$ 1.41	39,086	$ -	-	$ 1.26	102,348
Group Strategic Edge®	$ -	-	$ -	-	$ 1.58	21,425	$ 1.29	165
Phoenix Dimensions® Option 1	$ 1.66	64,274	$ 1.45	399,718	$ 1.58	17,684	$ 1.29	75,988
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ -	-	$ 1.26	475,839
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.41	419,496	$ -	-	$ 1.25	170,162
Phoenix Investor’s Edge® Option 2	$ 1.60	89,554	$ 1.39	69,183	$ 1.52	54,415	$ 1.24	76,655
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.46	20,563	$ -	-	$ 1.30	19,848
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 1.58	65,326	$ 1.29	7,140
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 1.29	177,776
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.44	114,262	$ 1.57	12,552	$ 1.28	56,763
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 1.57	3,180	$ 1.28	5,940
The Big Edge Plus®	$ 1.66	12,331	$ 1.45	347,726	$ 1.58	105,487	$ 1.29	313,282
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.45	98,537	$ -	-	$ 1.29	1,583
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
Assets:
Investments at fair value	$ 1,496,942		$ 127,414		$ 128,624		$ 635,469
Total assets	$ 1,496,942		$ 127,414		$ 128,624		$ 635,469
Total net assets	$ 1,496,942		$ 127,414		$ 128,624		$ 635,469
Net assets:
Accumulation units	$ 1,496,032		$ 121,367		$ 128,624		$ 635,469
Contracts in payout (annuitization) period	$ 910		$ 6,047		$ -		$ -
Total net assets	$ 1,496,942		$ 127,414		$ 128,624		$ 635,469
Units outstanding	803,049		103,965		68,548		333,949
Investment shares held	93,852		4,944		2,343		13,555
Investments at cost	$ 1,771,796		$ 111,304		$ 133,561		$ 472,625
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.05	270	$ -	-	$ 1.92	13,031	$ -	-
Freedom Edge®	$ -	-	$ 1.22	4,925	$ -	-	$ 1.84	10,530
Group Strategic Edge®	$ 1.99	499	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 2.02	55,492	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.96	98,337	$ -	-	$ -	-	$ 1.86	4,029
Phoenix Income Choice®	$ 2.02	450	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.92	17,493	$ 1.22	2,612	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.89	24,988	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 1	$ 2.05	16,562	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 2	$ 2.02	54,437	$ -	-	$ -	-	$ 1.91	274
Phoenix Spectrum Edge® + Option 1	$ 1.78	174,965	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.75	256,105	$ -	-	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.97	274	$ 1.22	6,483	$ -	-	$ 1.88	12,928
The Big Edge Plus®	$ 1.99	99,653	$ 1.23	83,360	$ 1.87	54,730	$ 1.90	297,505
The Phoenix Edge®—VA NY Option 1	$ 2.10	3,524	$ 1.24	6,585	$ 1.91	787	$ 1.99	8,683
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 1,504,707		$ 786,980		$ 450,658		$ 3,542,660
Total assets	$ 1,504,707		$ 786,980		$ 450,658		$ 3,542,660
Total net assets	$ 1,504,707		$ 786,980		$ 450,658		$ 3,542,660
Net assets:
Accumulation units	$ 1,504,172		$ 786,809		$ 430,701		$ 3,536,526
Contracts in payout (annuitization) period	$ 535		$ 171		$ 19,957		$ 6,134
Total net assets	$ 1,504,707		$ 786,980		$ 450,658		$ 3,542,660
Units outstanding	753,735		1,330,226		327,204		2,290,189
Investment shares held	59,194		108,699		36,285		323,826
Investments at cost	$ 1,145,091		$ 2,011,750		$ 463,332		$ 3,408,859
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.17	2,144	$ 0.64	142	$ 1.41	16,398	$ 1.58	47,248
Freedom Edge®	$ 1.95	18,446	$ -	-	$ 1.33	10,209	$ -	-
Group Strategic Edge®	$ 2.11	367	$ 0.62	213	$ 1.37	151	$ -	-
Phoenix Dimensions® Option 1	$ 2.03	43,827	$ 0.59	106,903	$ -	-	$ 1.57	20,734
Phoenix Dimensions® Option 2	$ 1.97	59,637	$ 0.58	189,142	$ 1.35	1,931	$ 1.52	17,525
Phoenix Income Choice®	$ 2.03	265	$ 0.59	291	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.94	13,621	$ 0.57	32,834	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.90	28,045	$ 0.56	50,150	$ -	-	$ 1.47	24,085
Phoenix Spectrum Edge® Option 1	$ 2.07	32,302	$ 0.60	35,709	$ 1.41	52,810	$ 1.60	165,688
Phoenix Spectrum Edge® Option 2	$ 2.03	42,280	$ 0.59	72,394	$ -	-	$ 1.57	17,724
Phoenix Spectrum Edge® + Option 1	$ 1.88	93,016	$ 0.60	273,131	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.85	134,907	$ 0.59	384,925	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 2.08	244	$ 0.61	23,307	$ 1.35	4,872	$ 1.52	25,815
The Big Edge Plus®	$ 2.11	254,784	$ 0.62	133,380	$ 1.37	215,018	$ 1.54	1,879,950
The Phoenix Edge®—VA NY Option 1	$ 2.12	4,786	$ 0.62	27,705	$ -	-	$ 1.64	91,420
The Phoenix Edge®—VA NY Option 2	$ 2.03	25,064	$ -	-	$ 1.39	25,815	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Templeton Developing Markets VIP Fund – Class 1		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
Assets:
Investments at fair value	$ 16,657		$ 1,133,681		$ 1,041,698		$ 8,139,859
Total assets	$ 16,657		$ 1,133,681		$ 1,041,698		$ 8,139,859
Total net assets	$ 16,657		$ 1,133,681		$ 1,041,698		$ 8,139,859
Net assets:
Accumulation units	$ 16,657		$ 1,083,345		$ 1,040,215		$ 7,920,881
Contracts in payout (annuitization) period	$ -		$ 50,336		$ 1,483		$ 218,978
Total net assets	$ 16,657		$ 1,133,681		$ 1,041,698		$ 8,139,859
Units outstanding	64,464		606,824		584,784		1,916,525
Investment shares held	176		109,959		101,828		515,181
Investments at cost	$ 57,584		$ 871,159		$ 975,366		$ 5,316,043
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 1.84	1,984	$ -	-
Freedom Edge®	$ -	-	$ -	-	$ 1.26	2,956	$ -	-
Group Strategic Edge®	$ -	-	$ -	-	$ 1.73	5,885	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.28	3,118	$ -	-
Phoenix Investor’s Edge® Option 1	$ 0.26	40,891	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 0.25	23,573	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ 1.34	16,374	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 1.32	5,390	$ -	-
Templeton Investment Plus	$ -	-	$ 1.87	606,824	$ -	-	$ 4.25	1,916,525
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 3.83	6,620	$ -	-
The Big Edge Plus®	$ -	-	$ -	-	$ 1.73	527,526	$ -	-
The Phoenix Edge®—VA NY Option 1	$ -	-	$ -	-	$ 3.71	14,597	$ -	-
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ 3.40	334	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1		Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$ 1,640,177		$ 3,284,916		$ 31,123,505		$ 4,117,831
Total assets	$ 1,640,177		$ 3,284,916		$ 31,123,505		$ 4,117,831
Total net assets	$ 1,640,177		$ 3,284,916		$ 31,123,505		$ 4,117,831
Net assets:
Accumulation units	$ 1,622,656		$ 2,899,939		$ 29,864,738		$ 4,069,877
Contracts in payout (annuitization) period	$ 17,521		$ 384,977		$ 1,258,767		$ 47,954
Total net assets	$ 1,640,177		$ 3,284,916		$ 31,123,505		$ 4,117,831
Units outstanding	786,180		640,142		4,316,510		2,034,917
Investment shares held	106,023		191,429		1,916,472		257,848
Investments at cost	$ 1,967,362		$ 2,184,390		$ 24,876,954		$ 3,372,262
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.07	4,532	$ -	-	$ -	-	$ 2.87	15,155
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 2.05	39,466
Group Strategic Edge®	$ 2.18	10,316	$ -	-	$ -	-	$ 2.72	362
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ -	-	$ 1.64	238,011
Phoenix Dimensions® Option 2	$ 1.55	3,845	$ -	-	$ -	-	$ 1.59	174,613
Phoenix Investor’s Edge® Option 1	$ 1.89	1,768	$ -	-	$ -	-	$ 1.89	107,977
Phoenix Investor’s Edge® Option 2	$ 1.85	14,017	$ -	-	$ -	-	$ 1.84	246,579
Phoenix Spectrum Edge® Option 1	$ 2.04	43,570	$ -	-	$ -	-	$ 2.02	40,086
Phoenix Spectrum Edge® Option 2	$ 1.99	46,574	$ -	-	$ -	-	$ 1.97	11,066
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 1.20	109,138
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ -	-	$ 1.18	259,991
Retirement Planner's Edge	$ 1.72	18,689	$ -	-	$ -	-	$ -	-
Templeton Investment Plus	$ -	-	$ 5.13	640,142	$ 7.21	4,316,510	$ -	-
The Big Edge Choice®—NY	$ 1.71	62,297	$ -	-	$ -	-	$ 2.26	50,585
The Big Edge Plus®	$ 2.18	560,334	$ -	-	$ -	-	$ 2.72	728,561
The Phoenix Edge®—VA NY Option 1	$ 1.92	3,982	$ -	-	$ -	-	$ 2.10	13,327
The Phoenix Edge®—VA NY Option 2	$ 1.64	16,256	$ -	-	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Touchstone Balanced Fund		Touchstone Bond Fund		Touchstone Common Stock Fund		Touchstone Small Company Fund
Assets:
Investments at fair value	$ 291,425		$ 1,072,032		$ 4,001,714		$ 1,064,417
Total assets	$ 291,425		$ 1,072,032		$ 4,001,714		$ 1,064,417
Total net assets	$ 291,425		$ 1,072,032		$ 4,001,714		$ 1,064,417
Net assets:
Accumulation units	$ 291,425		$ 1,071,607		$ 3,998,456		$ 1,061,623
Contracts in payout (annuitization) period	$ -		$ 425		$ 3,258		$ 2,794
Total net assets	$ 291,425		$ 1,072,032		$ 4,001,714		$ 1,064,417
Units outstanding	171,478		799,818		1,950,881		484,917
Investment shares held	19,625		111,670		213,539		67,668
Investments at cost	$ 235,256		$ 1,131,027		$ 2,986,135		$ 882,405
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.74	26,971	$ 1.39	15,941	$ 2.12	23,475	$ 2.26	16,940
Phoenix Dimensions® Option 1	$ -	-	$ 1.35	104,868	$ 2.07	171,269	$ 2.20	14,837
Phoenix Dimensions® Option 2	$ -	-	$ 1.32	89,729	$ 2.01	242,487	$ 2.15	31,365
Phoenix Income Choice®	$ -	-	$ 1.35	315	$ 2.07	1,580	$ 2.20	241
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.30	45,313	$ 1.98	62,291	$ 2.11	4,793
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.28	39,159	$ 1.95	54,806	$ 2.08	4,219
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ 2.10	13,584	$ 2.24	2,479
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.35	16,061	$ 2.07	77,557	$ 2.20	16,555
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.36	126,510	$ 2.08	372,502	$ 2.21	51,304
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.34	192,801	$ 2.05	555,757	$ 2.18	77,969
The Big Edge Choice®—NY	$ -	-	$ 1.34	3,020	$ 2.04	20,915	$ 2.17	16,350
The Big Edge Plus®	$ 1.69	144,507	$ 1.35	166,101	$ 2.07	354,658	$ 2.20	247,865
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$ 17,040,342		$ 7,311,224		$ 68,661,002		$ 10,050,401
Total assets	$ 17,040,342		$ 7,311,224		$ 68,661,002		$ 10,050,401
Total net assets	$ 17,040,342		$ 7,311,224		$ 68,661,002		$ 10,050,401
Net assets:
Accumulation units	$ 17,016,711		$ 7,236,424		$ 68,241,834		$ 9,918,899
Contracts in payout (annuitization) period	$ 23,631		$ 74,800		$ 419,168		$ 131,502
Total net assets	$ 17,040,342		$ 7,311,224		$ 68,661,002		$ 10,050,401
Units outstanding	6,289,277		1,157,797		5,610,714		1,834,522
Investment shares held	1,363,227		380,199		2,186,656		350,677
Investments at cost	$ 16,032,996		$ 6,259,663		$ 33,861,742		$ 5,013,777
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 4.17	62,169	$ 9.93	13,245	$ 19.85	213,394	$ 5.72	31,227
Freedom Edge®	$ 2.25	11,724	$ 3.45	9,655	$ -	-	$ -	-
Group Strategic Edge®	$ 3.89	5,332	$ 9.50	4,573	$ 18.37	16,602	$ 5.50	10,003
Phoenix Dimensions® Option 1	$ 1.71	144,029	$ 2.25	20,162	$ -	-	$ 3.65	3,633
Phoenix Dimensions® Option 2	$ 1.66	224,132	$ 2.18	52,193	$ -	-	$ -	-
Phoenix Income Choice®	$ 2.01	318	$ 4.83	164	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 2.16	66,648	$ 4.38	10,522	$ 1.91	374	$ 5.17	811
Phoenix Investor’s Edge® Option 2	$ 2.10	218,642	$ 4.27	34,628	$ 1.86	26,233	$ 5.05	17,442
Phoenix Spectrum Edge® Option 1	$ 2.31	240,163	$ 4.67	42,553	$ 2.14	29,673	$ 5.64	28,155
Phoenix Spectrum Edge® Option 2	$ 2.25	387,253	$ 4.56	64,441	$ 2.09	160,280	$ 5.51	38,517
Phoenix Spectrum Edge® Option 3	$ 2.20	3,408	$ -	-	$ 2.04	1,852	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.06	563,835	$ 1.58	102,179	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.05	823,127	$ 1.56	149,817	$ -	-	$ 2.43	10,269
Retirement Planner's Edge	$ -	-	$ -	-	$ 1.68	23,880	$ 5.38	5,317
The Big Edge Choice®—NY	$ 1.73	413,536	$ 5.46	58,608	$ 1.46	1,473,871	$ 5.40	231,314
The Big Edge Plus®	$ 3.89	3,004,781	$ 9.50	568,851	$ 18.37	3,320,427	$ 5.50	1,371,561
The Phoenix Edge®—VA NY Option 1	$ 1.75	107,032	$ 5.46	17,357	$ 1.32	149,804	$ 5.81	44,715
The Phoenix Edge®—VA NY Option 2	$ 1.78	13,148	$ 5.06	8,849	$ 1.38	194,324	$ 5.51	41,558
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
Assets:
Investments at fair value	$ 8,047,883		$ 13,938,528		$ 11,134,719		$ 44,851,577
Total assets	$ 8,047,883		$ 13,938,528		$ 11,134,719		$ 44,851,577
Total net assets	$ 8,047,883		$ 13,938,528		$ 11,134,719		$ 44,851,577
Net assets:
Accumulation units	$ 7,891,312		$ 13,743,072		$ 9,594,112		$ 44,423,693
Contracts in payout (annuitization) period	$ 156,571		$ 195,456		$ 1,540,607		$ 427,884
Total net assets	$ 8,047,883		$ 13,938,528		$ 11,134,719		$ 44,851,577
Units outstanding	2,234,723		2,618,152		4,968,684		4,399,626
Investment shares held	463,588		1,492,348		927,893		3,554,008
Investments at cost	$ 5,927,457		$ 14,247,779		$ 10,200,723		$ 45,134,598
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 3.92	40,310	$ 10.94	72,787	$ 2.57	61,834	$ 12.40	565,220
Freedom Edge®	$ 3.16	1,642	$ 1.89	42,148	$ 2.34	1,627	$ -	-
Group Strategic Edge®	$ 4.22	7,209	$ 10.13	2,837	$ 2.44	3,871	$ 11.47	15,561
Phoenix Dimensions® Option 1	$ 2.26	33,454	$ 1.80	134,010	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 2.19	58,364	$ 1.74	79,114	$ 1.96	220	$ -	-
Phoenix Income Choice®	$ 3.67	216	$ 2.37	436	$ -	-	$ -	-
Phoenix Income Choice® with GPAF	$ -	-	$ -	-	$ 1.85	794,945	$ -	-
Phoenix Investor’s Edge® Option 1	$ 3.22	9,123	$ 2.16	112,500	$ 2.03	64,292	$ -	-
Phoenix Investor’s Edge® Option 2	$ 3.15	111,961	$ 2.10	86,340	$ 1.98	140,716	$ 1.86	59,546
Phoenix Spectrum Edge® Option 1	$ 3.39	69,404	$ 2.34	167,153	$ 2.20	127,126	$ 2.08	16,921
Phoenix Spectrum Edge® Option 2	$ 3.31	153,888	$ 2.29	235,126	$ 2.15	334,302	$ 2.03	122,888
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 2.10	2,005	$ 1.98	1,848
Phoenix Spectrum Edge® + Option 1	$ 1.67	120,122	$ 1.66	150,052	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.64	173,985	$ 1.63	228,487	$ -	-	$ -	-
Retirement Planner's Edge	$ -	-	$ 2.31	22,576	$ 1.96	28,503	$ 1.94	9,517
The Big Edge Choice®—NY	$ 3.63	165,082	$ 2.42	164,248	$ 2.24	694,451	$ 2.39	301,191
The Big Edge Plus®	$ 4.22	1,231,825	$ 10.13	975,355	$ 2.44	2,392,280	$ 11.47	3,157,824
The Phoenix Edge®—VA NY Option 1	$ 4.19	43,973	$ 2.51	73,823	$ 1.97	163,117	$ 2.22	31,976
The Phoenix Edge®—VA NY Option 2	$ 4.06	14,165	$ 2.33	71,160	$ 1.91	159,395	$ 2.07	117,134
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 26,970,215		$ 5,546,441		$ 28,850,166
Total assets	$ 26,970,215		$ 5,546,441		$ 28,850,166
Total net assets	$ 26,970,215		$ 5,546,441		$ 28,850,166
Net assets:
Accumulation units	$ 26,932,891		$ 5,542,614		$ 28,823,103
Contracts in payout (annuitization) period	$ 37,324		$ 3,827		$ 27,063
Total net assets	$ 26,970,215		$ 5,546,441		$ 28,850,166
Units outstanding	3,066,587		1,031,173		3,361,823
Investment shares held	874,521		266,144		1,078,914
Investments at cost	$ 13,334,798		$ 4,264,422		$ 17,452,202
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 10.16	45,253	$ 4.71	42,863	$ 10.14	51,794
Group Strategic Edge®	$ 10.35	11,930	$ 5.50	263	$ 9.58	25,013
Phoenix Dimensions® Option 1	$ 2.60	18,132	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 2.52	34,614	$ -	-	$ -	-
Phoenix Income Choice®	$ 3.65	114	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 4.09	6,985	$ -	-	$ 3.19	1,239
Phoenix Investor’s Edge® Option 2	$ 3.99	29,075	$ 3.31	13,536	$ 3.11	39,863
Phoenix Spectrum Edge® Option 1	$ 4.53	27,602	$ 3.76	15,897	$ 3.54	34,407
Phoenix Spectrum Edge® Option 2	$ 4.42	62,889	$ 3.67	7,201	$ 3.45	52,899
Phoenix Spectrum Edge® Option 3	$ 4.32	1,016	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.49	92,713	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.46	162,852	$ -	-	$ -	-
Retirement Planner's Edge	$ -	-	$ 3.75	2,376	$ 3.33	4,107
The Big Edge Choice®—NY	$ 5.53	154,929	$ 5.61	16,978	$ 3.79	327,850
The Big Edge Plus®	$ 10.35	2,335,645	$ 5.50	913,583	$ 9.58	2,709,731
The Phoenix Edge®—VA NY Option 1	$ 3.47	48,979	$ 4.36	17,517	$ 3.88	83,681
The Phoenix Edge®—VA NY Option 2	$ 3.38	33,859	$ 4.05	959	$ 3.72	31,239
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A
Income:
Dividends	$ 18,452	$ 1,530	$ 6,919	$ 75,674
Expenses:
Mortality and expense fees	13,542	11,359	11,231	51,740
Administrative fees	778	491	146	1,426
Net investment income (loss)	4,132	(10,320)	(4,458)	22,508
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(16,344)	78,384	3,761	117,243
Realized gain distributions	8,398	59,482	37,523	212,583
Realized gain (loss)	(7,946)	137,866	41,284	329,826
Change in unrealized appreciation (depreciation) during the year	136,728	128,607	88,639	403,533
Net increase (decrease) in net assets from operations	$ 132,914	$ 256,153	$ 125,465	$ 755,867

	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares
Income:
Dividends	$ 3,232	$ 102,986	$ 31,091	$ 107,076
Expenses:
Mortality and expense fees	4,314	49,125	125,858	18,657
Administrative fees	7	2,938	7,248	422
Net investment income (loss)	(1,089)	50,923	(102,015)	87,997
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,712	(53,972)	-	(18,824)
Realized gain distributions	12,514	-	-	-
Realized gain (loss)	17,226	(53,972)	-	(18,824)
Change in unrealized appreciation (depreciation) during the year	28,715	34,112	-	16,868
Net increase (decrease) in net assets from operations	$ 44,852	$ 31,063	$ (102,015)	$ 86,041

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$ 94,407	$ 6,212	$ 1,844	$ 48,022
Expenses:
Mortality and expense fees	129,754	39,575	20,637	26,707
Administrative fees	2,350	3,003	617	1,581
Net investment income (loss)	(37,697)	(36,366)	(19,410)	19,734
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	381,047	167,674	93,488	3,119
Realized gain distributions	571,227	436,694	105,651	10,225
Realized gain (loss)	952,274	604,368	199,139	13,344
Change in unrealized appreciation (depreciation) during the year	1,037,529	336,261	290,621	30,013
Net increase (decrease) in net assets from operations	$ 1,952,106	$ 904,263	$ 470,350	$ 63,091

	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund
Income:
Dividends	$ -	$ 144,232	$ 138,704	$ 425
Expenses:
Mortality and expense fees	1,009	45,501	80,245	1,495
Administrative fees	-	2,773	3,389	-
Net investment income (loss)	(1,009)	95,958	55,070	(1,070)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(4,164)	(36,660)	94,844	580
Realized gain distributions	186	-	251,538	-
Realized gain (loss)	(3,978)	(36,660)	346,382	580
Change in unrealized appreciation (depreciation) during the year	23,687	209,807	22,783	16,040
Net increase (decrease) in net assets from operations	$ 18,700	$ 269,105	$ 424,235	$ 15,550

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ 836	$ 2,785	$ 8,033	$ 928
Expenses:
Mortality and expense fees	12,982	3,156	7,200	3,186
Administrative fees	728	245	27	55
Net investment income (loss)	(12,874)	(616)	806	(2,313)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	43,481	1,070	12,973	5,172
Realized gain distributions	81,513	13,949	10,033	3,593
Realized gain (loss)	124,994	15,019	23,006	8,765
Change in unrealized appreciation (depreciation) during the year	129,476	15,294	29,307	26,527
Net increase (decrease) in net assets from operations	$ 241,596	$ 29,697	$ 53,119	$ 32,979

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ 291	$ 31,405	$ 35,980	$ 6,805
Expenses:
Mortality and expense fees	1,020	10,322	34,132	14,722
Administrative fees	35	310	1,961	386
Net investment income (loss)	(764)	20,773	(113)	(8,303)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(6,421)	11,431	117,887	55,908
Realized gain distributions	7,847	7,398	265,718	109,501
Realized gain (loss)	1,426	18,829	383,605	165,409
Change in unrealized appreciation (depreciation) during the year	9,374	24,481	(71,592)	(90,086)
Net increase (decrease) in net assets from operations	$ 10,036	$ 64,083	$ 311,900	$ 67,020

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 3,058	$ 33,911	$ 6,384	$ 34,591
Expenses:
Mortality and expense fees	4,076	27,727	6,358	27,331
Administrative fees	339	2,043	327	1,942
Net investment income (loss)	(1,357)	4,141	(301)	5,318
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	17,232	11,339	13,574	15,265
Realized gain distributions	15,031	128,022	24,883	91,597
Realized gain (loss)	32,263	139,361	38,457	106,862
Change in unrealized appreciation (depreciation) during the year	16,118	92,035	34,383	54,899
Net increase (decrease) in net assets from operations	$ 47,024	$ 235,537	$ 72,539	$ 167,079

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares
Income:
Dividends	$ 4,017	$ -	$ 9	$ 4,305
Expenses:
Mortality and expense fees	18,460	1,400	1,376	7,412
Administrative fees	1,629	29	1	104
Net investment income (loss)	(16,072)	(1,429)	(1,368)	(3,211)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	23,354	1,562	2,559	7,301
Realized gain distributions	180,073	2,485	8,765	-
Realized gain (loss)	203,427	4,047	11,324	7,301
Change in unrealized appreciation (depreciation) during the year	125,155	21,045	14,660	172,733
Net increase (decrease) in net assets from operations	$ 312,510	$ 23,663	$ 24,616	$ 176,823

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:
Dividends	$ 9,834	$ 87,957	$ 10,058	$ 66,597
Expenses:
Mortality and expense fees	18,909	9,765	5,288	42,185
Administrative fees	1,210	886	143	613
Net investment income (loss)	(10,285)	77,306	4,627	23,799
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	53,383	(139,541)	(463)	3,940
Realized gain distributions	82,010	-	-	-
Realized gain (loss)	135,393	(139,541)	(463)	3,940
Change in unrealized appreciation (depreciation) during the year	54,741	62,284	5,807	92,357
Net increase (decrease) in net assets from operations	$ 179,849	$ 49	$ 9,971	$ 120,096

	Rydex VT Inverse Government Long Bond Strategy Fund	Templeton Developing Markets VIP Fund – Class 1	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 1
Income:
Dividends	$ -	$ 13,822	$ 10,795	$ 224,983
Expenses:
Mortality and expense fees	295	14,379	12,795	102,168
Administrative fees	24	1,430	130	10,165
Net investment income (loss)	(319)	(1,987)	(2,130)	112,650
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(14,276)	(30,103)	49,187	339,584
Realized gain distributions	-	-	-	-
Realized gain (loss)	(14,276)	(30,103)	49,187	339,584
Change in unrealized appreciation (depreciation) during the year	12,405	412,690	284,459	720,539
Net increase (decrease) in net assets from operations	$ (2,190)	$ 380,600	$ 331,516	$ 1,172,773

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Templeton Foreign VIP Fund – Class 2	Templeton Global Bond VIP Fund – Class 1	Templeton Growth VIP Fund – Class 1	Templeton Growth VIP Fund – Class 2
Income:
Dividends	$ 40,612	$ -	$ 567,126	$ 70,749
Expenses:
Mortality and expense fees	19,493	44,892	385,525	56,547
Administrative fees	490	4,466	38,357	2,858
Net investment income (loss)	20,629	(49,358)	143,244	11,344
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(9,254)	319,645	518,251	55,272
Realized gain distributions	-	10,676	-	-
Realized gain (loss)	(9,254)	330,321	518,251	55,272
Change in unrealized appreciation (depreciation) during the year	211,281	(237,765)	4,184,020	617,028
Net increase (decrease) in net assets from operations	$ 222,656	$ 43,198	$ 4,845,515	$ 683,644

	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Income:
Dividends	$ -	$ -	$ 453	$ 612
Expenses:
Mortality and expense fees	3,070	13,704	49,118	13,286
Administrative fees	-	1,070	4,033	596
Net investment income (loss)	(3,070)	(14,774)	(52,698)	(13,270)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,098	(3,376)	119,574	37,062
Realized gain distributions	-	-	24,348	27,167
Realized gain (loss)	4,098	(3,376)	143,922	64,229
Change in unrealized appreciation (depreciation) during the year	30,196	43,612	630,820	123,971
Net increase (decrease) in net assets from operations	$ 31,224	$ 25,462	$ 722,044	$ 174,930

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares
Income:
Dividends	$ 260,861	$ 105,012	$ -	$ -
Expenses:
Mortality and expense fees	206,999	93,248	791,421	111,597
Administrative fees	6,237	2,217	3,623	2,658
Net investment income (loss)	47,625	9,547	(795,044)	(114,255)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	188,722	9,599	3,284,844	357,438
Realized gain distributions	-	703,451	2,903,558	586,567
Realized gain (loss)	188,722	713,050	6,188,402	944,005
Change in unrealized appreciation (depreciation) during the year	2,021,698	(381,854)	13,237,834	2,175,687
Net increase (decrease) in net assets from operations	$ 2,258,045	$ 340,743	$ 18,631,192	$ 3,005,437

	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares
Income:
Dividends	$ 50,595	$ 617,643	$ 168,701	$ 835,290
Expenses:
Mortality and expense fees	96,194	180,234	147,771	545,551
Administrative fees	3,309	4,512	4,650	1,790
Net investment income (loss)	(48,908)	432,897	16,280	287,949
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	105,065	28,801	91,452	408,628
Realized gain distributions	1,048,468	-	1,940,780	300,477
Realized gain (loss)	1,153,533	28,801	2,032,232	709,105
Change in unrealized appreciation (depreciation) during the year	224,784	327,563	40,544	6,252,169
Net increase (decrease) in net assets from operations	$ 1,329,409	$ 789,261	$ 2,089,056	$ 7,249,223

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$ 302,183	$ 8,973	$ -
Expenses:
Mortality and expense fees	311,147	63,580	344,314
Administrative fees	2,711	393	2,613
Net investment income (loss)	(11,675)	(55,000)	(346,927)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	383,645	40,901	202,865
Realized gain distributions	182,238	702,439	4,376,944
Realized gain (loss)	565,883	743,340	4,579,809
Change in unrealized appreciation (depreciation) during the year	6,143,378	471,393	360,752
Net increase (decrease) in net assets from operations	$ 6,697,586	$ 1,159,733	$ 4,593,634
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,132	$ 3,904	$ (10,320)	$ (9,303)
Realized gains (losses)	(7,946)	64,967	137,866	17,022
Unrealized appreciation (depreciation) during the year	136,728	(38,659)	128,607	(16,135)
Net increase (decrease) in net assets from operations	132,914	30,212	256,153	(8,416)
Contract transactions:
Payments received from contract owners	1,666	2,516	4,931	3,902
Transfers between Investment Options (including Guaranteed Interest Account), net	(101,786)	7,289	(14,837)	1,884
Transfers for contract benefits and terminations	(118,202)	(31,220)	(163,603)	(98,198)
Contract maintenance charges	(4,398)	(7,133)	(456)	(505)
Adjustments to net assets allocated to contracts in payout period	(563)	594	(243)	(111)
Net increase (decrease) in net assets resulting from contract transactions	(223,283)	(27,954)	(174,208)	(93,028)
Total increase (decrease) in net assets	(90,369)	2,258	81,945	(101,444)
Net assets at beginning of period	1,039,841	1,037,583	921,652	1,023,096
Net assets at end of period	$ 949,472	$ 1,039,841	$ 1,003,597	$ 921,652

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,458)	$ (4,585)	$ 22,508	$ 30,363
Realized gains (losses)	41,284	24,012	329,826	328,253
Unrealized appreciation (depreciation) during the year	88,639	80,510	403,533	(13,102)
Net increase (decrease) in net assets from operations	125,465	99,937	755,867	345,514
Contract transactions:
Payments received from contract owners	5,972	397	7,762	24,583
Transfers between Investment Options (including Guaranteed Interest Account), net	263,382	2,657	454,191	(212,561)
Transfers for contract benefits and terminations	(16,802)	(96,723)	(333,437)	(418,555)
Contract maintenance charges	(488)	(507)	(2,292)	(3,767)
Adjustments to net assets allocated to contracts in payout period	-	-	-	223
Net increase (decrease) in net assets resulting from contract transactions	252,064	(94,176)	126,224	(610,077)
Total increase (decrease) in net assets	377,529	5,761	882,091	(264,563)
Net assets at beginning of period	660,293	654,532	3,646,316	3,910,879
Net assets at end of period	$ 1,037,822	$ 660,293	$ 4,528,407	$ 3,646,316
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,089)	$ (354)	$ 50,923	$ 79,345
Realized gains (losses)	17,226	9,766	(53,972)	(42,440)
Unrealized appreciation (depreciation) during the year	28,715	30,121	34,112	(9,729)
Net increase (decrease) in net assets from operations	44,852	39,533	31,063	27,176
Contract transactions:
Payments received from contract owners	300,000	-	26,647	73,660
Transfers between Investment Options (including Guaranteed Interest Account), net	(197,827)	(24,765)	(42,129)	11,393
Transfers for contract benefits and terminations	(3,985)	(24,177)	(1,229,842)	(847,357)
Contract maintenance charges	(93)	(129)	(6,537)	(12,542)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,225)	(12,652)
Net increase (decrease) in net assets resulting from contract transactions	98,095	(49,071)	(1,255,086)	(787,498)
Total increase (decrease) in net assets	142,947	(9,538)	(1,224,023)	(760,322)
Net assets at beginning of period	256,090	265,628	4,642,098	5,402,420
Net assets at end of period	$ 399,037	$ 256,090	$ 3,418,075	$ 4,642,098

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (102,015)	$ (155,335)	$ 87,997	$ 85,682
Realized gains (losses)	-	-	(18,824)	(28,544)
Unrealized appreciation (depreciation) during the year	-	-	16,868	151,554
Net increase (decrease) in net assets from operations	(102,015)	(155,335)	86,041	208,692
Contract transactions:
Payments received from contract owners	277,774	1,290,957	7,896	4,990
Transfers between Investment Options (including Guaranteed Interest Account), net	92,403	62,653	37,201	(16,411)
Transfers for contract benefits and terminations	(1,863,891)	(2,270,465)	(225,042)	(284,390)
Contract maintenance charges	(20,581)	(27,798)	(780)	(882)
Adjustments to net assets allocated to contracts in payout period	568	3,068	(1,481)	1,202
Net increase (decrease) in net assets resulting from contract transactions	(1,513,727)	(941,585)	(182,206)	(295,491)
Total increase (decrease) in net assets	(1,615,742)	(1,096,920)	(96,165)	(86,799)
Net assets at beginning of period	11,138,411	12,235,331	1,591,850	1,678,649
Net assets at end of period	$ 9,522,669	$ 11,138,411	$ 1,495,685	$ 1,591,850
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (37,697)	$ (55,006)	$ (36,366)	$ (34,588)
Realized gains (losses)	952,274	1,055,267	604,368	216,997
Unrealized appreciation (depreciation) during the year	1,037,529	(387,593)	336,261	(247,069)
Net increase (decrease) in net assets from operations	1,952,106	612,668	904,263	(64,660)
Contract transactions:
Payments received from contract owners	53,754	97,695	39,953	44,671
Transfers between Investment Options (including Guaranteed Interest Account), net	(256,293)	(418,630)	(229,388)	(89,624)
Transfers for contract benefits and terminations	(1,377,754)	(995,924)	(563,435)	(537,074)
Contract maintenance charges	(4,783)	(5,716)	(14,950)	(18,534)
Adjustments to net assets allocated to contracts in payout period	2,505	123	(32)	178
Net increase (decrease) in net assets resulting from contract transactions	(1,582,571)	(1,322,452)	(767,852)	(600,383)
Total increase (decrease) in net assets	369,535	(709,784)	136,411	(665,043)
Net assets at beginning of period	10,340,845	11,050,629	3,030,051	3,695,094
Net assets at end of period	$ 10,710,380	$ 10,340,845	$ 3,166,462	$ 3,030,051

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (19,410)	$ (17,774)	$ 19,734	$ 24,606
Realized gains (losses)	199,139	160,962	13,344	1,067
Unrealized appreciation (depreciation) during the year	290,621	(151,024)	30,013	39,815
Net increase (decrease) in net assets from operations	470,350	(7,836)	63,091	65,488
Contract transactions:
Payments received from contract owners	6,169	4,510	46,024	17,013
Transfers between Investment Options (including Guaranteed Interest Account), net	61,221	85,733	(170,003)	441,505
Transfers for contract benefits and terminations	(195,911)	(159,423)	(222,930)	(417,178)
Contract maintenance charges	(2,015)	(1,909)	(10,082)	(11,883)
Adjustments to net assets allocated to contracts in payout period	(220)	(643)	(1,242)	895
Net increase (decrease) in net assets resulting from contract transactions	(130,756)	(71,732)	(358,233)	30,352
Total increase (decrease) in net assets	339,594	(79,568)	(295,142)	95,840
Net assets at beginning of period	1,403,132	1,482,700	2,332,585	2,236,745
Net assets at end of period	$ 1,742,726	$ 1,403,132	$ 2,037,443	$ 2,332,585
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,009)	$ (1,186)	$ 95,958	$ 133,782
Realized gains (losses)	(3,978)	12,347	(36,660)	(54,991)
Unrealized appreciation (depreciation) during the year	23,687	(15,418)	209,807	321,366
Net increase (decrease) in net assets from operations	18,700	(4,257)	269,105	400,157
Contract transactions:
Payments received from contract owners	-	-	4,748	29,109
Transfers between Investment Options (including Guaranteed Interest Account), net	3,507	-	21,822	(542,662)
Transfers for contract benefits and terminations	(29,675)	(7,399)	(737,053)	(623,691)
Contract maintenance charges	(37)	(25)	(17,610)	(19,568)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(26,205)	(7,424)	(728,093)	(1,156,812)
Total increase (decrease) in net assets	(7,505)	(11,681)	(458,988)	(756,655)
Net assets at beginning of period	86,628	98,309	3,684,403	4,441,058
Net assets at end of period	$ 79,123	$ 86,628	$ 3,225,415	$ 3,684,403

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 55,070	$ 43,819	$ (1,070)	$ (1,422)
Realized gains (losses)	346,382	661,808	580	1,250
Unrealized appreciation (depreciation) during the year	22,783	168,171	16,040	(545)
Net increase (decrease) in net assets from operations	424,235	873,798	15,550	(717)
Contract transactions:
Payments received from contract owners	27,980	33,859	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	152,371	(469,919)	-	-
Transfers for contract benefits and terminations	(979,968)	(820,047)	(241)	(1,894)
Contract maintenance charges	(18,103)	(20,193)	(29)	(31)
Adjustments to net assets allocated to contracts in payout period	(148)	(507)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(817,868)	(1,276,807)	(270)	(1,925)
Total increase (decrease) in net assets	(393,633)	(403,009)	15,280	(2,642)
Net assets at beginning of period	6,463,380	6,866,389	115,978	118,620
Net assets at end of period	$ 6,069,747	$ 6,463,380	$ 131,258	$ 115,978
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (12,874)	$ (12,737)	$ (616)	$ (1,250)
Realized gains (losses)	124,994	66,825	15,019	18,823
Unrealized appreciation (depreciation) during the year	129,476	(79,119)	15,294	3,450
Net increase (decrease) in net assets from operations	241,596	(25,031)	29,697	21,023
Contract transactions:
Payments received from contract owners	1,944	7,637	3,106	3,162
Transfers between Investment Options (including Guaranteed Interest Account), net	(14,542)	(136,314)	(1,858)	(3,740)
Transfers for contract benefits and terminations	(158,561)	(88,654)	(10,230)	(12,524)
Contract maintenance charges	(1,840)	(2,491)	(450)	(448)
Adjustments to net assets allocated to contracts in payout period	-	130	-	-
Net increase (decrease) in net assets resulting from contract transactions	(172,999)	(219,692)	(9,432)	(13,550)
Total increase (decrease) in net assets	68,597	(244,723)	20,265	7,473
Net assets at beginning of period	987,218	1,231,941	257,623	250,150
Net assets at end of period	$ 1,055,815	$ 987,218	$ 277,888	$ 257,623

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 806	$ 2,295	$ (2,313)	$ (4,296)
Realized gains (losses)	23,006	19,994	8,765	12,719
Unrealized appreciation (depreciation) during the year	29,307	58,945	26,527	28,714
Net increase (decrease) in net assets from operations	53,119	81,234	32,979	37,137
Contract transactions:
Payments received from contract owners	400	601	245	679
Transfers between Investment Options (including Guaranteed Interest Account), net	49,118	219,712	1,809	(61,279)
Transfers for contract benefits and terminations	(198,609)	(30,433)	(203,402)	(35,144)
Contract maintenance charges	(455)	(247)	(153)	(138)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(149,546)	189,633	(201,501)	(95,882)
Total increase (decrease) in net assets	(96,427)	270,867	(168,522)	(58,745)
Net assets at beginning of period	635,213	364,346	352,658	411,403
Net assets at end of period	$ 538,786	$ 635,213	$ 184,136	$ 352,658
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (764)	$ (1,145)	$ 20,773	$ 29,245
Realized gains (losses)	1,426	3,967	18,829	(11,976)
Unrealized appreciation (depreciation) during the year	9,374	9,361	24,481	80,046
Net increase (decrease) in net assets from operations	10,036	12,183	64,083	97,315
Contract transactions:
Payments received from contract owners	-	-	3,302	3,308
Transfers between Investment Options (including Guaranteed Interest Account), net	(20,903)	(11,474)	(8,108)	(16,444)
Transfers for contract benefits and terminations	(1,809)	(2,945)	(233,110)	(224,044)
Contract maintenance charges	(41)	(45)	(821)	(944)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(22,753)	(14,464)	(238,737)	(238,124)
Total increase (decrease) in net assets	(12,717)	(2,281)	(174,654)	(140,809)
Net assets at beginning of period	98,740	101,021	943,402	1,084,211
Net assets at end of period	$ 86,023	$ 98,740	$ 768,748	$ 943,402

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (113)	$ 4,715	$ (8,303)	$ (9,959)
Realized gains (losses)	383,605	87,636	165,409	108,685
Unrealized appreciation (depreciation) during the year	(71,592)	313,460	(90,086)	78,560
Net increase (decrease) in net assets from operations	311,900	405,811	67,020	177,286
Contract transactions:
Payments received from contract owners	11,108	17,983	3,088	9,242
Transfers between Investment Options (including Guaranteed Interest Account), net	(82,111)	(24,013)	(71,682)	(85,613)
Transfers for contract benefits and terminations	(331,714)	(362,053)	(144,075)	(188,676)
Contract maintenance charges	(6,537)	(7,524)	(471)	(578)
Adjustments to net assets allocated to contracts in payout period	(361)	534	(88)	78
Net increase (decrease) in net assets resulting from contract transactions	(409,615)	(375,073)	(213,228)	(265,547)
Total increase (decrease) in net assets	(97,715)	30,738	(146,208)	(88,261)
Net assets at beginning of period	2,899,074	2,868,336	1,277,462	1,365,723
Net assets at end of period	$ 2,801,359	$ 2,899,074	$ 1,131,254	$ 1,277,462
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,357)	$ (756)	$ 4,141	$ 3,600
Realized gains (losses)	32,263	16,708	139,361	142,009
Unrealized appreciation (depreciation) during the year	16,118	9,048	92,035	1,329
Net increase (decrease) in net assets from operations	47,024	25,000	235,537	146,938
Contract transactions:
Payments received from contract owners	-	-	7,859	15,289
Transfers between Investment Options (including Guaranteed Interest Account), net	283	6,457	-	193,222
Transfers for contract benefits and terminations	(62,475)	(12,475)	(139,684)	(576,587)
Contract maintenance charges	(3,259)	(3,445)	(12,806)	(12,175)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,006)	2,554
Net increase (decrease) in net assets resulting from contract transactions	(65,451)	(9,463)	(147,637)	(377,697)
Total increase (decrease) in net assets	(18,427)	15,537	87,900	(230,759)
Net assets at beginning of period	288,587	273,050	2,073,183	2,303,942
Net assets at end of period	$ 270,160	$ 288,587	$ 2,161,083	$ 2,073,183

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (301)	$ 782	$ 5,318	$ 4,874
Realized gains (losses)	38,457	22,311	106,862	103,058
Unrealized appreciation (depreciation) during the year	34,383	10,968	54,899	(6,455)
Net increase (decrease) in net assets from operations	72,539	34,061	167,079	101,477
Contract transactions:
Payments received from contract owners	5,924	7,462	2,149	155,173
Transfers between Investment Options (including Guaranteed Interest Account), net	7,187	74,157	(185,101)	(111,859)
Transfers for contract benefits and terminations	(64,128)	(10,031)	(125,814)	(268,826)
Contract maintenance charges	(1,467)	(1,496)	(12,904)	(5,535)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,604)	1,154
Net increase (decrease) in net assets resulting from contract transactions	(52,484)	70,092	(323,274)	(229,893)
Total increase (decrease) in net assets	20,055	104,153	(156,195)	(128,416)
Net assets at beginning of period	476,377	372,224	2,057,485	2,185,901
Net assets at end of period	$ 496,432	$ 476,377	$ 1,901,290	$ 2,057,485
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (16,072)	$ (14,958)	$ (1,429)	$ (1,584)
Realized gains (losses)	203,427	272,221	4,047	7,709
Unrealized appreciation (depreciation) during the year	125,155	(151,508)	21,045	41
Net increase (decrease) in net assets from operations	312,510	105,755	23,663	6,166
Contract transactions:
Payments received from contract owners	20,533	18,383	9,315	1,421
Transfers between Investment Options (including Guaranteed Interest Account), net	(82,300)	(20,418)	(6,160)	(17,234)
Transfers for contract benefits and terminations	(228,181)	(260,735)	(5,343)	(3,204)
Contract maintenance charges	(9,800)	(11,880)	(31)	(41)
Adjustments to net assets allocated to contracts in payout period	(16)	11	(27)	229
Net increase (decrease) in net assets resulting from contract transactions	(299,764)	(274,639)	(2,246)	(18,829)
Total increase (decrease) in net assets	12,746	(168,884)	21,417	(12,663)
Net assets at beginning of period	1,484,196	1,653,080	105,997	118,660
Net assets at end of period	$ 1,496,942	$ 1,484,196	$ 127,414	$ 105,997

	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,368)	$ (1,557)	$ (3,211)	$ (2,971)
Realized gains (losses)	11,324	(4,971)	7,301	37,525
Unrealized appreciation (depreciation) during the year	14,660	(4,414)	172,733	(44,831)
Net increase (decrease) in net assets from operations	24,616	(10,942)	176,823	(10,277)
Contract transactions:
Payments received from contract owners	688	301	2,954	3,519
Transfers between Investment Options (including Guaranteed Interest Account), net	6,151	(61,255)	(9,879)	(4,364)
Transfers for contract benefits and terminations	(2,938)	(16,260)	(105,434)	(81,882)
Contract maintenance charges	(68)	(63)	(318)	(230)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	3,833	(77,277)	(112,677)	(82,957)
Total increase (decrease) in net assets	28,449	(88,219)	64,146	(93,234)
Net assets at beginning of period	100,175	188,394	571,323	664,557
Net assets at end of period	$ 128,624	$ 100,175	$ 635,469	$ 571,323
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (10,285)	$ (15,887)	$ 77,306	$ (3,212)
Realized gains (losses)	135,393	46,040	(139,541)	(348,979)
Unrealized appreciation (depreciation) during the year	54,741	182,052	62,284	485,589
Net increase (decrease) in net assets from operations	179,849	212,205	49	133,398
Contract transactions:
Payments received from contract owners	24,703	18,602	11,541	9,932
Transfers between Investment Options (including Guaranteed Interest Account), net	(52,078)	(127,557)	9,691	(29,825)
Transfers for contract benefits and terminations	(213,216)	(197,193)	(182,899)	(251,310)
Contract maintenance charges	(6,274)	(7,543)	(5,363)	(7,089)
Adjustments to net assets allocated to contracts in payout period	(10)	7	(3)	4
Net increase (decrease) in net assets resulting from contract transactions	(246,875)	(313,684)	(167,033)	(278,288)
Total increase (decrease) in net assets	(67,026)	(101,479)	(166,984)	(144,890)
Net assets at beginning of period	1,571,733	1,673,212	953,964	1,098,854
Net assets at end of period	$ 1,504,707	$ 1,571,733	$ 786,980	$ 953,964

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,627	$ 3,968	$ 23,799	$ 26,794
Realized gains (losses)	(463)	(13,783)	3,940	(4,644)
Unrealized appreciation (depreciation) during the year	5,807	24,581	92,357	33,308
Net increase (decrease) in net assets from operations	9,971	14,766	120,096	55,458
Contract transactions:
Payments received from contract owners	13,885	12,097	13,088	4,692
Transfers between Investment Options (including Guaranteed Interest Account), net	15,308	63,611	167,891	1,345,597
Transfers for contract benefits and terminations	(29,500)	(131,693)	(245,848)	(372,678)
Contract maintenance charges	(383)	(234)	(2,591)	(2,761)
Adjustments to net assets allocated to contracts in payout period	(1,190)	812	(235)	472
Net increase (decrease) in net assets resulting from contract transactions	(1,880)	(55,407)	(67,695)	975,322
Total increase (decrease) in net assets	8,091	(40,641)	52,401	1,030,780
Net assets at beginning of period	442,567	483,208	3,490,259	2,459,479
Net assets at end of period	$ 450,658	$ 442,567	$ 3,542,660	$ 3,490,259
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Templeton Developing Markets VIP Fund – Class 1
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (319)	$ (346)	$ (1,987)	$ (3,262)
Realized gains (losses)	(14,276)	(16,737)	(30,103)	(6,540)
Unrealized appreciation (depreciation) during the year	12,405	15,841	412,690	162,684
Net increase (decrease) in net assets from operations	(2,190)	(1,242)	380,600	152,882
Contract transactions:
Payments received from contract owners	-	-	4,663	4,072
Transfers between Investment Options (including Guaranteed Interest Account), net	1,258	(9,751)	(110,577)	13,507
Transfers for contract benefits and terminations	(5,791)	-	(238,830)	(36,777)
Contract maintenance charges	(70)	(71)	(457)	(509)
Adjustments to net assets allocated to contracts in payout period	-	-	(829)	379
Net increase (decrease) in net assets resulting from contract transactions	(4,603)	(9,822)	(346,030)	(19,328)
Total increase (decrease) in net assets	(6,793)	(11,064)	34,570	133,554
Net assets at beginning of period	23,450	34,514	1,099,111	965,557
Net assets at end of period	$ 16,657	$ 23,450	$ 1,133,681	$ 1,099,111

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,130)	$ (4,008)	$ 112,650	$ 62,946
Realized gains (losses)	49,187	(86,185)	339,584	235,873
Unrealized appreciation (depreciation) during the year	284,459	184,890	720,539	169,754
Net increase (decrease) in net assets from operations	331,516	94,697	1,172,773	468,573
Contract transactions:
Payments received from contract owners	16,831	16,763	42,383	27,696
Transfers between Investment Options (including Guaranteed Interest Account), net	136,869	(65,065)	(137,212)	(72,299)
Transfers for contract benefits and terminations	(93,952)	(77,230)	(1,057,157)	(709,666)
Contract maintenance charges	(545)	(809)	(3,869)	(4,246)
Adjustments to net assets allocated to contracts in payout period	7	(4)	(2,571)	1,443
Net increase (decrease) in net assets resulting from contract transactions	59,210	(126,345)	(1,158,426)	(757,072)
Total increase (decrease) in net assets	390,726	(31,648)	14,347	(288,499)
Net assets at beginning of period	650,972	682,620	8,125,512	8,414,011
Net assets at end of period	$ 1,041,698	$ 650,972	$ 8,139,859	$ 8,125,512
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 20,629	$ 11,964	$ (49,358)	$ (63,421)
Realized gains (losses)	(9,254)	(71,606)	330,321	202,377
Unrealized appreciation (depreciation) during the year	211,281	143,504	(237,765)	(86,646)
Net increase (decrease) in net assets from operations	222,656	83,862	43,198	52,310
Contract transactions:
Payments received from contract owners	5,110	9,498	76,551	31,837
Transfers between Investment Options (including Guaranteed Interest Account), net	(17,229)	(64,434)	(41,894)	(433,566)
Transfers for contract benefits and terminations	(52,052)	(236,185)	(864,226)	(675,566)
Contract maintenance charges	(1,099)	(1,311)	(1,754)	(2,118)
Adjustments to net assets allocated to contracts in payout period	(1,188)	(1,597)	6,431	6,137
Net increase (decrease) in net assets resulting from contract transactions	(66,458)	(294,029)	(824,892)	(1,073,276)
Total increase (decrease) in net assets	156,198	(210,167)	(781,694)	(1,020,966)
Net assets at beginning of period	1,483,979	1,694,146	4,066,610	5,087,576
Net assets at end of period	$ 1,640,177	$ 1,483,979	$ 3,284,916	$ 4,066,610

	Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 143,244	$ 261,939	$ 11,344	$ 31,025
Realized gains (losses)	518,251	1,222,070	55,272	255,594
Unrealized appreciation (depreciation) during the year	4,184,020	736,782	617,028	67,811
Net increase (decrease) in net assets from operations	4,845,515	2,220,791	683,644	354,430
Contract transactions:
Payments received from contract owners	384,158	148,047	16,601	46,963
Transfers between Investment Options (including Guaranteed Interest Account), net	(398,586)	(720,935)	(224,072)	(23,695)
Transfers for contract benefits and terminations	(3,209,151)	(3,272,698)	(942,837)	(702,862)
Contract maintenance charges	(18,290)	(20,779)	(17,211)	(19,986)
Adjustments to net assets allocated to contracts in payout period	(1,234)	(31,085)	(3,540)	(1,028)
Net increase (decrease) in net assets resulting from contract transactions	(3,243,103)	(3,897,450)	(1,171,059)	(700,608)
Total increase (decrease) in net assets	1,602,412	(1,676,659)	(487,415)	(346,178)
Net assets at beginning of period	29,521,093	31,197,752	4,605,246	4,951,424
Net assets at end of period	$ 31,123,505	$ 29,521,093	$ 4,117,831	$ 4,605,246
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Touchstone Balanced Fund		Touchstone Bond Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (3,070)	$ 746	$ (14,774)	$ 7,785
Realized gains (losses)	4,098	4,118	(3,376)	(9,733)
Unrealized appreciation (depreciation) during the year	30,196	8,181	43,612	(3,687)
Net increase (decrease) in net assets from operations	31,224	13,045	25,462	(5,635)
Contract transactions:
Payments received from contract owners	900	899	40,803	12,644
Transfers between Investment Options (including Guaranteed Interest Account), net	20,565	93,622	(1,859)	136,497
Transfers for contract benefits and terminations	(1,692)	(9,805)	(135,499)	(183,912)
Contract maintenance charges	(232)	(298)	(7,810)	(9,335)
Adjustments to net assets allocated to contracts in payout period	-	-	(8)	7
Net increase (decrease) in net assets resulting from contract transactions	19,541	84,418	(104,373)	(44,099)
Total increase (decrease) in net assets	50,765	97,463	(78,911)	(49,734)
Net assets at beginning of period	240,660	143,197	1,150,943	1,200,677
Net assets at end of period	$ 291,425	$ 240,660	$ 1,072,032	$ 1,150,943

	Touchstone Common Stock Fund		Touchstone Small Company Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (52,698)	$ 9,156	$ (13,270)	$ (12,242)
Realized gains (losses)	143,922	368,114	64,229	88,065
Unrealized appreciation (depreciation) during the year	630,820	(15,537)	123,971	117,432
Net increase (decrease) in net assets from operations	722,044	361,733	174,930	193,255
Contract transactions:
Payments received from contract owners	77,432	47,646	14,623	10,003
Transfers between Investment Options (including Guaranteed Interest Account), net	(83,652)	(91,404)	(147,622)	386,699
Transfers for contract benefits and terminations	(567,243)	(622,563)	(218,329)	(102,623)
Contract maintenance charges	(23,752)	(29,099)	(3,208)	(4,033)
Adjustments to net assets allocated to contracts in payout period	(55)	42	(63)	79
Net increase (decrease) in net assets resulting from contract transactions	(597,270)	(695,378)	(354,599)	290,125
Total increase (decrease) in net assets	124,774	(333,645)	(179,669)	483,380
Net assets at beginning of period	3,876,940	4,210,585	1,244,086	760,706
Net assets at end of period	$ 4,001,714	$ 3,876,940	$ 1,064,417	$ 1,244,086

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 47,625	$ (90,756)	$ 9,547	$ 43,055
Realized gains (losses)	188,722	3,334,412	713,050	1,382,190
Unrealized appreciation (depreciation) during the year	2,021,698	(3,791,704)	(381,854)	(972,865)
Net increase (decrease) in net assets from operations	2,258,045	(548,048)	340,743	452,380
Contract transactions:
Payments received from contract owners	96,242	122,301	29,330	55,729
Transfers between Investment Options (including Guaranteed Interest Account), net	(13,779)	(37,357)	(192,797)	15,647
Transfers for contract benefits and terminations	(1,692,614)	(1,983,890)	(873,124)	(1,266,120)
Contract maintenance charges	(31,328)	(38,771)	(9,582)	(17,214)
Adjustments to net assets allocated to contracts in payout period	19,386	1,851	(703)	2,729
Net increase (decrease) in net assets resulting from contract transactions	(1,622,093)	(1,935,866)	(1,046,876)	(1,209,229)
Total increase (decrease) in net assets	635,952	(2,483,914)	(706,133)	(756,849)
Net assets at beginning of period	16,404,390	18,888,304	8,017,357	8,774,206
Net assets at end of period	$ 17,040,342	$ 16,404,390	$ 7,311,224	$ 8,017,357

	Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (795,044)	$ (754,837)	$ (114,255)	$ (96,275)
Realized gains (losses)	6,188,402	5,051,463	944,005	787,039
Unrealized appreciation (depreciation) during the year	13,237,834	(5,740,305)	2,175,687	1,003,900
Net increase (decrease) in net assets from operations	18,631,192	(1,443,679)	3,005,437	1,694,664
Contract transactions:
Payments received from contract owners	302,256	544,990	32,019	166,138
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,481,320)	(1,847,587)	(478,914)	304,540
Transfers for contract benefits and terminations	(5,924,662)	(7,066,837)	(990,206)	(922,077)
Contract maintenance charges	(58,910)	(62,860)	(4,943)	(4,860)
Adjustments to net assets allocated to contracts in payout period	15,021	6,109	2,012	3,539
Net increase (decrease) in net assets resulting from contract transactions	(7,147,615)	(8,426,185)	(1,440,032)	(452,720)
Total increase (decrease) in net assets	11,483,577	(9,869,864)	1,565,405	1,241,944
Net assets at beginning of period	57,177,425	67,047,289	8,484,996	7,243,052
Net assets at end of period	$ 68,661,002	$ 57,177,425	$ 10,050,401	$ 8,484,996
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (48,908)	$ 51,396	$ 432,897	$ 504,521
Realized gains (losses)	1,153,533	1,064,223	28,801	(61,030)
Unrealized appreciation (depreciation) during the year	224,784	532,346	327,563	810,233
Net increase (decrease) in net assets from operations	1,329,409	1,647,965	789,261	1,253,724
Contract transactions:
Payments received from contract owners	44,096	116,188	119,851	112,837
Transfers between Investment Options (including Guaranteed Interest Account), net	(527,978)	(26,984)	111,564	(438,251)
Transfers for contract benefits and terminations	(876,882)	(953,908)	(2,330,790)	(2,222,136)
Contract maintenance charges	(10,835)	(13,452)	(19,012)	(22,642)
Adjustments to net assets allocated to contracts in payout period	592	1,980	19,483	1,826
Net increase (decrease) in net assets resulting from contract transactions	(1,371,007)	(876,176)	(2,098,904)	(2,568,366)
Total increase (decrease) in net assets	(41,598)	771,789	(1,309,643)	(1,314,642)
Net assets at beginning of period	8,089,481	7,317,692	15,248,171	16,562,813
Net assets at end of period	$ 8,047,883	$ 8,089,481	$ 13,938,528	$ 15,248,171

	Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 16,280	$ (13,725)	$ 287,949	$ 200,007
Realized gains (losses)	2,032,232	2,055,552	709,105	4,660,863
Unrealized appreciation (depreciation) during the year	40,544	(1,280,300)	6,252,169	(5,073,622)
Net increase (decrease) in net assets from operations	2,089,056	761,527	7,249,223	(212,752)
Contract transactions:
Payments received from contract owners	183,663	367,188	390,917	948,625
Transfers between Investment Options (including Guaranteed Interest Account), net	(241,098)	(390,870)	(1,551,226)	(1,886,943)
Transfers for contract benefits and terminations	(1,734,611)	(1,499,721)	(5,057,177)	(5,665,086)
Contract maintenance charges	(5,196)	(6,548)	(28,212)	(31,394)
Adjustments to net assets allocated to contracts in payout period	(7,866)	35,996	(10,065)	(20,763)
Net increase (decrease) in net assets resulting from contract transactions	(1,805,108)	(1,493,955)	(6,255,763)	(6,655,561)
Total increase (decrease) in net assets	283,948	(732,428)	993,460	(6,868,313)
Net assets at beginning of period	10,850,771	11,583,199	43,858,117	50,726,430
Net assets at end of period	$ 11,134,719	$ 10,850,771	$ 44,851,577	$ 43,858,117
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Wanger International		Wanger Select
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (11,675)	$ (21,354)	$ (55,000)	$ (52,621)
Realized gains (losses)	565,883	2,013,046	743,340	1,485,158
Unrealized appreciation (depreciation) during the year	6,143,378	(2,621,312)	471,393	(887,470)
Net increase (decrease) in net assets from operations	6,697,586	(629,620)	1,159,733	545,067
Contract transactions:
Payments received from contract owners	55,006	72,741	11,494	20,380
Transfers between Investment Options (including Guaranteed Interest Account), net	(563,914)	(156,879)	(122,063)	(386,393)
Transfers for contract benefits and terminations	(1,627,632)	(1,900,461)	(407,011)	(434,312)
Contract maintenance charges	(11,944)	(13,979)	(782)	(998)
Adjustments to net assets allocated to contracts in payout period	1,260	2,068	1,647	(1,422)
Net increase (decrease) in net assets resulting from contract transactions	(2,147,224)	(1,996,510)	(516,715)	(802,745)
Total increase (decrease) in net assets	4,550,362	(2,626,130)	643,018	(257,678)
Net assets at beginning of period	22,419,853	25,045,983	4,903,423	5,161,101
Net assets at end of period	$ 26,970,215	$ 22,419,853	$ 5,546,441	$ 4,903,423

	Wanger USA
	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (346,927)	$ (324,420)
Realized gains (losses)	4,579,809	7,187,252
Unrealized appreciation (depreciation) during the year	360,752	(3,891,780)
Net increase (decrease) in net assets from operations	4,593,634	2,971,052
Contract transactions:
Payments received from contract owners	46,019	88,836
Transfers between Investment Options (including Guaranteed Interest Account), net	(554,049)	(956,466)
Transfers for contract benefits and terminations	(1,788,845)	(3,436,171)
Contract maintenance charges	(9,610)	(17,492)
Adjustments to net assets allocated to contracts in payout period	(469)	520
Net increase (decrease) in net assets resulting from contract transactions	(2,306,954)	(4,320,773)
Total increase (decrease) in net assets	2,286,680	(1,349,721)
Net assets at beginning of period	26,563,486	27,913,207
Net assets at end of period	$ 28,850,166	$ 26,563,486
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life Variable Accumulation Account (the “Separate Account”) is a separate account of Phoenix Life Insurance Company (“Phoenix Life”, the Company, “we” or “us”). Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). On June 20, 2016, Nassau Reinsurance Group Holdings L.P. (“Nassau Re”) completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the New York State Department of Financial Services (“NYDFS”). Founded in April 2015, Nassau Re is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. Phoenix became a privately held, wholly-owned subsidiary of Nassau Re, serving as its U.S. life and annuity platform. As part of the transaction, Nassau Re contributed $100 million of new equity capital to Phoenix at closing. Additionally, Nassau Re funded $80 million of new equity capital to Nassau Re’s reinsurance affiliate related to a reinsurance agreement between this affiliate and PHL Variable. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 60 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 1
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 1
Templeton Foreign VIP Fund-Class 2
Templeton Global Bond VIP Fund-Class 2
Templeton Growth VIP Fund-Class 1
Templeton Growth VIP Fund-Class 2
Touchstone Balanced Fund (formerly Sentinel Variable Products Balanced Fund)
Touchstone Bond Fund (formerly Sentinel Variable Products Bond Fund)
Touchstone Common Stock Fund (formerly Sentinel Variable Products Common Stock Fund)
Touchstone Small Company Fund (formerly Sentinel Variable Products Small Company Fund)
Virtus Duff & Phelps International Series-Class A Shares (formerly Virtus International Series-Class A Shares)
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares (formerly Virtus Real Estate Securities Series-Class A Shares)
Virtus KAR Capital Growth Series-Class A Shares (formerly Virtus Capital Growth Series-Class A Shares)
Virtus KAR Small-Cap Growth Series-Class A Shares (formerly Virtus Small-Cap Growth Series-Class A Shares)
Virtus KAR Small-Cap Value Series-Class A Shares (formerly Virtus Small-Cap Value Series-Class A Shares)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares (formerly Virtus Multi-Sector Fixed Income Series-Class A Shares)
Virtus Rampart Enhanced Core Equity Series-Class A Shares (formerly Virtus Enhanced Core Equity Series-Class A Shares)
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account ("GIA").
Phoenix Life and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against Phoenix Life’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the product. The assumed interest return is also dependent on product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by Phoenix Life and may result in additional amounts being transferred into the variable annuity account from Phoenix Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts may be made to Phoenix Life.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
D.     Income taxes: Phoenix Life is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Phoenix is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014. Under the current provisions of the Code, Phoenix Life does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. Phoenix Life will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires Phoenix Life management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
F.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2017.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$ 141,008	$ 351,763
Alger Capital Appreciation Portfolio – Class I-2 Shares	63,235	188,281
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	463,502	178,373
Deutsche Equity 500 Index VIP – Class A	1,038,086	676,770
Deutsche Small Cap Index VIP – Class A	422,054	312,534
Federated Fund for U.S. Government Securities II	424,016	1,628,179
Federated Government Money Fund II - Service Shares	1,260,160	2,875,906
Federated High Income Bond Fund II – Primary Shares	170,513	264,722
Fidelity ® VIP Contrafund® Portfolio – Service Class	788,215	1,837,255
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	485,001	852,527
Fidelity ® VIP Growth Portfolio – Service Class	565,638	610,153
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	273,549	601,825
Franklin Flex Cap Growth VIP Fund – Class 2	3,689	30,716
Franklin Income VIP Fund – Class 2	276,948	909,083
Franklin Mutual Shares VIP Fund – Class 2	627,906	1,139,166
Guggenheim VT Long Short Equity Fund	421	1,761
Invesco V.I. American Franchise Fund – Series I Shares	134,526	238,886
Invesco V.I. Core Equity Fund – Series I Shares	20,213	16,313
Invesco V.I. Equity and Income Fund – Series II Shares	87,549	226,255
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	6,082	206,302
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	10,312	25,982
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	60,571	271,137
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	525,016	669,025
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	206,823	318,853
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	18,284	70,061
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	162,410	177,885
Morningstar Growth ETF Asset Allocation Portfolio – Class II	36,550	64,452
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	161,888	388,248
Neuberger Berman AMT Guardian Portfolio – S Class	197,730	333,493
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	24,696	25,886
Oppenheimer Capital Appreciation Fund/VA – Service Shares	38,426	27,197
Oppenheimer Global Fund/VA – Service Shares	49,056	164,944
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	136,122	311,272
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	160,105	249,831
PIMCO Real Return Portfolio – Advisor Class	56,799	54,052
PIMCO Total Return Portfolio – Advisor Class	374,362	418,258
Rydex VT Inverse Government Long Bond Strategy Fund	1,610	6,532
Templeton Developing Markets VIP Fund – Class 1	17,850	365,867
Templeton Developing Markets VIP Fund – Class 2	364,529	307,448
Templeton Foreign VIP Fund – Class 1	253,982	1,299,758
Templeton Foreign VIP Fund – Class 2	67,480	113,309
Templeton Global Bond VIP Fund – Class 1	69,312	932,886
Templeton Growth VIP Fund – Class 1	788,083	3,887,943
Templeton Growth VIP Fund – Class 2	108,611	1,268,326
Touchstone Balanced Fund	78,181	61,710
Touchstone Bond Fund	94,475	213,622
Touchstone Common Stock Fund	166,478	792,099
Touchstone Small Company Fund	70,587	411,289
Virtus Duff & Phelps International Series – Class A Shares	434,225	2,008,694
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	891,691	1,225,568
Virtus KAR Capital Growth Series – Class A Shares	3,384,430	8,423,531
Virtus KAR Small-Cap Growth Series – Class A Shares	707,535	1,675,255

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus KAR Small-Cap Value Series – Class A Shares	$ 1,493,182	$ 1,864,629
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	1,099,726	2,765,734
Virtus Rampart Enhanced Core Equity Series – Class A Shares	2,171,401	2,019,483
Virtus Strategic Allocation Series – Class A Shares	1,262,291	6,929,628
Wanger International	769,667	2,746,328
Wanger Select	753,931	623,207
Wanger USA	4,478,242	2,755,179
	$ 28,998,959	$ 59,415,371

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2017			For the period ended December 31, 2016
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	76,759	(233,646)	(156,887)	24,991	(46,327)	(21,336)
Alger Capital Appreciation Portfolio – Class I-2 Shares	2,630	(70,262)	(67,632)	6,916	(55,521)	(48,605)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	191,497	(76,528)	114,969	56,176	(111,432)	(55,256)
Deutsche Equity 500 Index VIP – Class A	322,858	(273,987)	48,871	144,226	(448,778)	(304,552)
Deutsche Small Cap Index VIP – Class A	198,297	(149,073)	49,224	9,171	(40,053)	(30,882)
Federated Fund for U.S. Government Securities II	286,381	(1,120,854)	(834,473)	955,002	(1,431,111)	(476,109)
Federated Government Money Fund II - Service Shares	1,498,480	(3,162,543)	(1,664,063)	5,183,027	(6,211,996)	(1,028,969)
Federated High Income Bond Fund II – Primary Shares	29,766	(104,434)	(74,668)	19,702	(156,416)	(136,714)
Fidelity ® VIP Contrafund® Portfolio – Service Class	131,727	(759,520)	(627,793)	107,133	(739,901)	(632,768)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	35,513	(407,900)	(372,387)	174,199	(504,709)	(330,510)
Fidelity ® VIP Growth Portfolio – Service Class	336,094	(387,574)	(51,480)	136,697	(186,843)	(50,146)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	186,505	(447,767)	(261,262)	451,399	(437,334)	14,065
Franklin Flex Cap Growth VIP Fund – Class 2	2,056	(17,492)	(15,436)	-	(4,885)	(4,885)
Franklin Income VIP Fund – Class 2	95,621	(562,560)	(466,939)	142,246	(1,040,093)	(897,847)
Franklin Mutual Shares VIP Fund – Class 2	130,843	(527,851)	(397,008)	208,766	(962,882)	(754,116)
Guggenheim VT Long Short Equity Fund	-	(155)	(155)	-	(1,112)	(1,112)
Invesco V.I. American Franchise Fund – Series I Shares	33,404	(130,543)	(97,139)	42,789	(212,519)	(169,730)
Invesco V.I. Core Equity Fund – Series I Shares	2,447	(7,721)	(5,274)	3,051	(11,767)	(8,716)
Invesco V.I. Equity and Income Fund – Series II Shares	40,483	(125,043)	(84,560)	174,907	(43,054)	131,853
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	1,120	(103,766)	(102,646)	1,499	(59,591)	(58,092)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	1,030	(11,684)	(10,654)	734	(8,747)	(8,013)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	13,484	(137,659)	(124,175)	66,864	(202,631)	(135,767)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	149,509	(381,975)	(232,466)	26,205	(275,172)	(248,967)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	50,722	(160,970)	(110,248)	20,827	(180,298)	(159,471)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	280	(43,042)	(42,762)	4,801	(12,640)	(7,839)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	5,694	(114,330)	(108,636)	293,626	(600,517)	(306,891)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	9,276	(44,737)	(35,461)	62,820	(9,157)	53,663
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	31,461	(287,991)	(256,530)	209,045	(408,395)	(199,350)
Neuberger Berman AMT Guardian Portfolio – S Class	13,330	(188,610)	(175,280)	30,378	(221,720)	(191,342)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	19,864	(22,278)	(2,414)	65,367	(81,469)	(16,102)
Oppenheimer Capital Appreciation Fund/VA – Service Shares	16,952	(15,093)	1,859	14,345	(68,933)	(54,588)
Oppenheimer Global Fund/VA – Service Shares	26,306	(97,139)	(70,833)	60,429	(119,565)	(59,136)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	30,553	(163,264)	(132,711)	86,528	(294,693)	(208,165)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	164,352	(454,229)	(289,877)	172,024	(659,451)	(487,427)
PIMCO Real Return Portfolio – Advisor Class	45,307	(47,188)	(1,881)	63,665	(106,972)	(43,307)
PIMCO Total Return Portfolio – Advisor Class	215,737	(269,185)	(53,448)	1,129,584	(453,584)	676,000
Rydex VT Inverse Government Long Bond Strategy Fund	5,941	(21,498)	(15,557)	8,662	(41,472)	(32,810)
Templeton Developing Markets VIP Fund – Class 1	2,811	(212,147)	(209,336)	32,578	(49,415)	(16,837)
Templeton Developing Markets VIP Fund – Class 2	269,241	(190,151)	79,090	271,745	(387,845)	(116,100)
Templeton Foreign VIP Fund – Class 1	11,148	(302,732)	(291,584)	8,400	(224,390)	(215,990)
Templeton Foreign VIP Fund – Class 2	16,284	(53,414)	(37,130)	15,664	(180,327)	(164,663)
Templeton Global Bond VIP Fund – Class 1	14,788	(173,102)	(158,314)	8,315	(226,705)	(218,390)
Templeton Growth VIP Fund – Class 1	56,796	(536,414)	(479,618)	35,805	(733,615)	(697,810)
Templeton Growth VIP Fund – Class 2	30,267	(687,591)	(657,324)	238,100	(781,787)	(543,687)
Touchstone Balanced Fund	49,495	(37,511)	11,984	71,323	(12,724)	58,599
Touchstone Bond Fund	97,463	(176,223)	(78,760)	128,672	(161,879)	(33,207)
Touchstone Common Stock Fund	93,120	(409,989)	(316,869)	96,490	(530,856)	(434,366)
Touchstone Small Company Fund	24,119	(206,867)	(182,748)	302,410	(119,600)	182,810
Virtus Duff & Phelps International Series – Class A Shares	230,429	(863,833)	(633,404)	377,767	(1,148,632)	(770,865)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	49,461	(206,069)	(156,608)	96,657	(336,985)	(240,328)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2017			For the period ended December 31, 2016
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus KAR Capital Growth Series – Class A Shares	61,088	(685,054)	(623,966)	110,781	(899,989)	(789,208)
Virtus KAR Small-Cap Growth Series – Class A Shares	48,015	(365,732)	(317,717)	185,842	(318,423)	(132,581)
Virtus KAR Small-Cap Value Series – Class A Shares	120,250	(575,323)	(455,073)	230,338	(649,206)	(418,868)
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	145,441	(649,756)	(504,315)	152,440	(649,787)	(497,347)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	108,433	(1,031,757)	(923,324)	356,052	(1,254,042)	(897,990)
Virtus Strategic Allocation Series – Class A Shares	42,049	(682,537)	(640,488)	135,243	(895,815)	(760,572)
Wanger International	58,941	(374,553)	(315,612)	122,720	(451,174)	(328,454)
Wanger Select	12,367	(127,518)	(115,151)	27,802	(237,790)	(209,988)
Wanger USA	24,645	(336,195)	(311,550)	22,316	(661,821)	(639,505)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2017, 2016, 2015, 2014, and 2013 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2017 ‡	630	1.47	to	1.57	949	1.74%	1.00%	to	1.65%	13.72%	to	14.47%
2016	787	1.28	to	1.37	1,040	1.81%	1.00%	to	1.80%	2.57%	to	3.40%
2015 ‡	808	1.25	to	1.30	1,038	1.80%	1.25%	to	1.80%	(0.53%)	to	0.03%
2014	1,088	1.25	to	1.30	1,389	2.37%	1.25%	to	1.80%	5.18%	to	5.77%
2013 ‡	1,021	1.19	to	1.23	1,234	2.54%	1.25%	to	1.80%	14.18%	to	14.82%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2017 ‡	419	3.30	to	2.99	1,004	0.15%	0.90%	to	1.80%	28.73%	to	29.91%
2016	487	2.56	to	2.30	922	0.18%	0.90%	to	1.80%	(1.30%)	to	(0.40%)
2015	535	2.60	to	2.31	1,023	0.08%	0.90%	to	1.80%	4.28%	to	5.24%
2014	600	2.49	to	2.19	1,084	0.08%	0.90%	to	1.80%	11.71%	to	12.73%
2013 ‡	815	2.23	to	1.95	1,285	0.34%	0.90%	to	1.80%	32.76%	to	33.97%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2017 ‡	428	2.36	to	2.50	1,038	0.70%	0.90%	to	1.50%	14.16%	to	14.85%
2016 ‡	313	2.07	to	2.18	660	0.62%	0.90%	to	1.50%	18.47%	to	19.19%
2015 ‡	368	1.74	to	1.83	655	0.09%	0.90%	to	1.50%	(4.14%)	to	(3.56%)
2014	375	1.82	to	1.90	694	0.93%	0.90%	to	1.50%	7.62%	to	8.27%
2013 ‡	380	1.69	to	1.75	651	1.02%	0.90%	to	1.50%	30.84%	to	31.63%
Deutsche Equity 500 Index VIP – Class A
2017 ‡	1,703	2.36	to	2.84	4,528	1.80%	0.90%	to	1.80%	19.36%	to	20.45%
2016 ‡	1,654	1.98	to	2.36	3,646	2.11%	0.90%	to	1.80%	9.61%	to	10.61%
2015 ‡	1,959	1.81	to	2.13	3,911	1.70%	0.90%	to	1.80%	(0.69%)	to	0.22%
2014	1,920	1.82	to	2.13	3,822	1.90%	0.90%	to	1.80%	11.35%	to	12.37%
2013	2,101	1.63	to	1.90	3,717	1.82%	0.90%	to	1.80%	29.56%	to	30.74%
Deutsche Small Cap Index VIP – Class A
2017	179	2.18	to	2.27	399	0.94%	1.10%	to	1.50%	12.62%	to	13.08%
2016 ‡	130	1.93	to	2.00	256	1.20%	1.10%	to	1.50%	19.22%	to	19.70%
2015 ‡	160	1.62	to	1.69	266	1.09%	1.00%	to	1.50%	(6.03%)	to	(5.55%)
2014	166	1.69	to	1.79	292	0.90%	1.00%	to	1.80%	2.86%	to	3.70%
2013 ‡	335	1.64	to	1.72	568	1.76%	1.00%	to	1.80%	36.15%	to	37.25%
Federated Fund for U.S. Government Securities II
2017 ‡	2,271	1.30	to	1.57	3,418	2.42%	0.90%	to	1.80%	0.10%	to	1.01%
2016 ‡	3,105	1.30	to	1.55	4,642	2.75%	0.90%	to	1.80%	(0.22%)	to	0.70%
2015	3,581	1.30	to	1.54	5,402	2.78%	0.90%	to	1.80%	(1.29%)	to	(0.39%)
2014	4,422	1.32	to	1.55	6,747	2.99%	0.90%	to	1.80%	2.74%	to	3.68%
2013	5,202	1.28	to	1.49	7,643	3.35%	0.90%	to	1.80%	(3.81%)	to	(2.93%)
Federated Government Money Fund II - Service Shares
2017	10,538	0.87	to	0.93	9,523	0.31%	0.90%	to	1.80%	(1.48%)	to	(0.59%)
2016 ‡	12,202	0.88	to	0.94	11,138	0.00%*	0.90%	to	1.80%	(1.79%)	to	(0.89%)
2015 ‡	13,231	0.90	to	0.95	12,235	0.00%*	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2014	15,789	0.91	to	0.96	14,795	-	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2013	18,308	0.93	to	0.96	17,383	-	0.90%	to	1.80%	(1.80%)	to	(0.90%)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated High Income Bond Fund II – Primary Shares
2017	598	2.44	to	2.84	1,496	6.89%	0.90%	to	1.80%	5.02%	to	5.98%
2016 ‡	672	2.33	to	2.68	1,592	6.35%	0.90%	to	1.80%	12.76%	to	13.79%
2015 ‡	809	2.06	to	2.36	1,679	6.13%	0.90%	to	1.80%	(4.32%)	to	(3.45%)
2014	1,162	2.16	to	2.44	2,518	6.34%	0.90%	to	1.80%	0.85%	to	1.77%
2013 ‡	1,433	2.14	to	2.40	3,067	6.85%	0.90%	to	1.80%	5.06%	to	6.03%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2017 ‡	3,884	3.10	to	3.33	10,710	0.89%	0.90%	to	1.80%	19.58%	to	20.67%
2016	4,512	2.59	to	2.76	10,341	0.71%	0.90%	to	1.80%	5.98%	to	6.94%
2015	5,145	2.45	to	2.58	11,051	0.85%	0.90%	to	1.80%	(1.25%)	to	(0.35%)
2014	6,310	2.48	to	2.59	13,643	0.84%	0.90%	to	1.80%	9.81%	to	10.81%
2013	7,290	2.26	to	2.34	14,297	0.98%	0.90%	to	1.80%	28.79%	to	29.97%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2017	1,413	2.57	to	2.41	3,166	0.19%	0.90%	to	1.80%	31.99%	to	33.20%
2016 ‡	1,786	1.94	to	1.81	3,030	0.23%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
2015	2,116	1.98	to	1.82	3,695	0.05%	0.90%	to	1.80%	3.58%	to	4.53%
2014	3,100	1.91	to	1.75	5,074	0.11%	0.90%	to	1.80%	10.09%	to	11.09%
2013	3,824	1.73	to	1.57	5,689	0.19%	0.90%	to	1.80%	35.30%	to	36.54%
Fidelity ® VIP Growth Portfolio – Service Class
2017	997	2.23	to	2.24	1,743	0.11%	0.90%	to	1.80%	32.58%	to	33.79%
2016	1,048	1.68	to	1.67	1,403	-	0.90%	to	1.80%	(1.09%)	to	(0.19%)
2015	1,098	1.70	to	1.67	1,483	0.16%	0.90%	to	1.80%	5.13%	to	6.09%
2014	1,124	1.62	to	1.58	1,466	0.09%	0.90%	to	1.80%	9.19%	to	10.19%
2013	1,393	1.48	to	1.43	1,644	0.19%	0.90%	to	1.80%	33.76%	to	34.98%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2017	1,470	1.31	to	1.45	2,037	2.20%	0.90%	to	1.80%	2.29%	to	3.22%
2016	1,732	1.28	to	1.41	2,333	2.38%	0.90%	to	1.80%	2.75%	to	3.69%
2015 ‡	1,717	1.25	to	1.36	2,237	2.38%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
2014	1,869	1.28	to	1.38	2,482	1.88%	0.90%	to	1.80%	3.85%	to	4.80%
2013	2,449	1.23	to	1.32	3,116	2.38%	0.90%	to	1.80%	(3.65%)	to	(2.77%)
Franklin Flex Cap Growth VIP Fund – Class 2
2017 ‡	40	1.96	to	1.96	79	-	1.25%	to	1.25%	25.36%	to	25.36%
2016	56	1.49	to	1.56	87	-	1.25%	to	1.80%	(4.63%)	to	(4.10%)
2015	61	1.56	to	1.63	98	-	1.25%	to	1.80%	2.49%	to	3.06%
2014 ‡	76	1.52	to	1.58	119	-	1.25%	to	1.80%	4.20%	to	4.78%
2013 ‡	52	1.46	to	1.51	78	0.00%*	1.25%	to	1.80%	35.01%	to	35.76%
Franklin Income VIP Fund – Class 2
2017	2,003	1.62	to	1.80	3,225	4.21%	0.90%	to	1.80%	7.71%	to	8.69%
2016 ‡	2,470	1.50	to	1.65	3,684	4.96%	0.90%	to	1.80%	11.98%	to	13.00%
2015	3,368	1.34	to	1.46	4,441	4.65%	0.90%	to	1.80%	(8.73%)	to	(7.89%)
2014	3,792	1.47	to	1.59	5,463	5.23%	0.90%	to	1.80%	2.73%	to	3.67%
2013	4,820	1.43	to	1.53	6,793	6.42%	0.90%	to	1.80%	11.89%	to	12.92%
Franklin Mutual Shares VIP Fund – Class 2
2017	2,566	2.09	to	2.36	6,070	2.21%	0.90%	to	1.80%	6.41%	to	7.38%
2016	2,963	1.96	to	2.20	6,463	2.00%	0.90%	to	1.80%	13.98%	to	15.02%
2015	3,717	1.72	to	1.91	6,866	3.00%	0.90%	to	1.80%	(6.65%)	to	(5.79%)
2014	4,359	1.84	to	2.03	8,547	1.95%	0.90%	to	1.80%	5.20%	to	6.16%
2013	5,485	1.75	to	1.91	10,017	2.03%	0.90%	to	1.80%	25.96%	to	27.11%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2017	68	1.93	to	2.00	131	0.35%	1.00%	to	1.25%	13.42%	to	13.71%
2016	68	1.70	to	1.76	116	-	1.00%	to	1.25%	(0.60%)	to	(0.35%)
2015	69	1.71	to	1.76	119	-	1.00%	to	1.25%	(0.01%)	to	0.25%
2014	96	1.71	to	1.76	164	-	1.00%	to	1.25%	1.51%	to	1.77%
2013 ‡	117	1.68	to	1.73	197	0.00%*	1.00%	to	1.25%	15.99%	to	16.28%
Invesco V.I. American Franchise Fund – Series I Shares
2017	555	1.85	to	1.94	1,056	0.08%	0.90%	to	1.80%	25.06%	to	26.20%
2016 ‡	652	1.48	to	1.54	987	-	0.90%	to	1.80%	0.43%	to	1.35%
2015	822	1.47	to	1.52	1,232	-	0.90%	to	1.80%	3.12%	to	4.06%
2014	847	1.42	to	1.46	1,223	0.05%	0.90%	to	1.80%	6.49%	to	7.46%
2013	1,057	1.34	to	1.36	1,426	0.42%	0.90%	to	1.80%	37.62%	to	38.88%
Invesco V.I. Core Equity Fund – Series I Shares
2017	148	1.79	to	1.96	278	1.04%	0.90%	to	1.65%	11.32%	to	12.16%
2016	153	1.61	to	1.75	258	0.76%	0.90%	to	1.65%	8.45%	to	9.28%
2015 ‡	162	1.48	to	1.60	250	1.06%	0.90%	to	1.65%	(7.32%)	to	(6.62%)
2014	184	1.58	to	1.71	305	0.85%	0.90%	to	1.80%	6.20%	to	7.17%
2013	222	1.49	to	1.60	345	1.28%	0.90%	to	1.80%	26.93%	to	28.09%
Invesco V.I. Equity and Income Fund – Series II Shares
2017 ‡	292	1.84	to	1.95	539	1.29%	1.10%	to	1.25%	9.40%	to	9.57%
2016	376	1.65	to	1.73	635	1.69%	1.00%	to	1.80%	12.78%	to	13.69%
2015 ‡	245	1.46	to	1.52	364	2.30%	1.00%	to	1.80%	(4.34%)	to	(3.56%)
2014 ‡	251	1.53	to	1.58	388	1.51%	1.00%	to	1.38%	7.27%	to	7.68%
2013	140	1.42	to	1.46	202	1.43%	1.00%	to	1.38%	23.17%	to	23.64%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
2017 ‡	89	1.95	to	2.20	184	0.38%	0.90%	to	1.80%	12.86%	to	13.89%
2016 ‡	192	1.73	to	1.93	353	0.08%	0.90%	to	1.80%	11.40%	to	12.42%
2015	250	1.55	to	1.72	411	0.35%	0.90%	to	1.80%	(5.75%)	to	(4.89%)
2014	255	1.65	to	1.81	444	0.04%	0.90%	to	1.80%	2.56%	to	3.50%
2013 ‡	274	1.61	to	1.75	463	0.67%	0.90%	to	1.80%	26.50%	to	27.66%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2017	37	2.19	to	2.43	86	0.35%	1.00%	to	1.80%	11.90%	to	12.81%
2016	47	1.96	to	2.16	99	-	1.00%	to	1.80%	13.71%	to	14.63%
2015 ‡	55	1.72	to	1.88	101	-	1.00%	to	1.80%	(4.14%)	to	(3.36%)
2014	57	1.80	to	1.95	108	-	1.00%	to	1.80%	9.03%	to	9.92%
2013 ‡	58	1.65	to	1.77	101	-	1.00%	to	1.80%	32.65%	to	33.73%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2017	379	1.89	to	2.12	769	3.76%	0.90%	to	1.80%	7.25%	to	8.23%
2016 ‡	503	1.76	to	1.96	943	4.07%	0.90%	to	1.80%	10.12%	to	11.13%
2015	639	1.60	to	1.76	1,084	3.82%	0.90%	to	1.80%	(3.30%)	to	(2.42%)
2014	784	1.65	to	1.81	1,368	4.37%	0.90%	to	1.80%	2.47%	to	3.41%
2013	975	1.61	to	1.75	1,645	4.52%	0.90%	to	1.80%	6.23%	to	7.20%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2017	1,459	1.80	to	2.02	2,801	1.28%	0.90%	to	1.80%	11.35%	to	12.36%
2016 ‡	1,691	1.61	to	1.80	2,899	1.46%	0.90%	to	1.80%	15.01%	to	16.06%
2015	1,940	1.40	to	1.55	2,868	1.15%	0.90%	to	1.80%	(4.61%)	to	(3.74%)
2014 ‡	2,303	1.47	to	1.61	3,543	0.63%	0.90%	to	1.80%	5.72%	to	6.68%
2013	2,961	1.39	to	1.51	4,291	0.54%	0.90%	to	1.80%	33.46%	to	34.68%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2017	587	1.80	to	2.02	1,131	0.58%	0.90%	to	1.80%	4.92%	to	5.87%
2016	697	1.72	to	1.91	1,277	0.48%	0.90%	to	1.80%	14.31%	to	15.35%
2015 ‡	856	1.50	to	1.66	1,366	0.53%	0.90%	to	1.80%	(5.52%)	to	(4.65%)
2014	1,060	1.59	to	1.74	1,775	0.42%	0.90%	to	1.80%	9.52%	to	10.52%
2013	1,286	1.45	to	1.57	1,958	0.43%	0.90%	to	1.80%	27.98%	to	29.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2017	166	1.60	to	1.66	270	1.05%	1.25%	to	1.80%	17.65%	to	18.31%
2016	209	1.36	to	1.40	289	1.25%	1.25%	to	1.80%	9.22%	to	9.83%
2015	217	1.24	to	1.28	273	1.14%	1.25%	to	1.80%	(4.58%)	to	(4.05%)
2014	237	1.30	to	1.33	312	0.70%	1.25%	to	1.80%	2.59%	to	3.17%
2013 ‡	353	1.27	to	1.29	453	1.02%	1.25%	to	1.80%	15.99%	to	16.64%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2017	1,509	1.39	to	1.46	2,161	1.60%	1.10%	to	1.80%	11.30%	to	12.09%
2016 ‡	1,617	1.25	to	1.31	2,073	1.94%	1.10%	to	1.80%	6.53%	to	7.29%
2015 ‡	1,924	1.17	to	1.22	2,304	1.35%	1.10%	to	1.80%	(3.98%)	to	(3.30%)
2014 ‡	2,163	1.22	to	1.26	2,686	0.90%	1.10%	to	1.80%	2.63%	to	3.36%
2013 ‡	3,303	1.19	to	1.22	3,984	1.41%	1.10%	to	1.80%	9.85%	to	10.63%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2017 ‡	315	1.52	to	1.61	496	1.25%	1.00%	to	1.80%	15.20%	to	16.13%
2016	351	1.32	to	1.39	476	1.54%	1.00%	to	1.80%	7.73%	to	8.60%
2015	297	1.23	to	1.28	372	0.88%	1.00%	to	1.80%	(4.26%)	to	(3.49%)
2014 ‡	556	1.28	to	1.31	726	1.01%	1.25%	to	1.80%	2.69%	to	3.27%
2013 ‡	543	1.25	to	1.27	687	1.16%	1.25%	to	1.80%	14.45%	to	15.09%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2017	1,495	1.24	to	1.31	1,901	1.67%	1.00%	to	1.80%	7.97%	to	8.84%
2016	1,752	1.15	to	1.20	2,057	1.64%	1.00%	to	1.80%	4.47%	to	5.31%
2015	1,951	1.10	to	1.14	2,186	1.12%	1.00%	to	1.80%	(3.45%)	to	(2.66%)
2014	2,746	1.14	to	1.17	3,176	1.27%	1.00%	to	1.80%	1.45%	to	2.27%
2013 ‡	2,368	1.12	to	1.15	2,684	1.24%	1.00%	to	1.80%	5.40%	to	6.26%
Neuberger Berman AMT Guardian Portfolio – S Class
2017	803	1.89	to	2.10	1,497	0.27%	0.90%	to	1.80%	22.50%	to	23.61%
2016	978	1.54	to	1.70	1,484	0.37%	0.90%	to	1.80%	6.80%	to	7.77%
2015 ‡	1,170	1.44	to	1.58	1,653	0.43%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
2014	1,480	1.55	to	1.68	2,238	0.24%	0.90%	to	1.80%	6.93%	to	7.91%
2013	1,869	1.45	to	1.55	2,652	0.71%	0.90%	to	1.80%	36.11%	to	37.36%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2017	104	1.22	to	1.24	127	-	0.90%	to	1.65%	22.52%	to	23.45%
2016 ‡	106	0.99	to	1.00	106	-	0.90%	to	1.65%	2.45%	to	3.23%
2015 ‡, 4	122	0.97	to	0.97	119	-	0.90%	to	1.65%	(3.18%)	to	(3.06%)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2017	69	1.87	to	1.91	129	0.01%	0.90%	to	1.25%	24.93%	to	25.37%
2016	67	1.49	to	1.53	100	0.10%	0.90%	to	1.25%	(3.65%)	to	(3.30%)
2015 ‡	121	1.55	to	1.59	188	-	1.00%	to	1.25%	1.98%	to	2.24%
2014 ‡	48	1.52	to	1.52	74	0.06%	1.25%	to	1.25%	13.69%	to	13.69%
2013	22	1.34	to	1.34	29	0.84%	1.25%	to	1.25%	27.81%	to	27.81%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Global Fund/VA – Service Shares
2017 ‡	334	1.84	to	1.99	635	0.68%	0.90%	to	1.60%	34.15%	to	35.10%
2016	405	1.34	to	1.48	571	0.77%	0.90%	to	1.80%	(1.95%)	to	(1.05%)
2015	464	1.37	to	1.49	665	1.25%	0.90%	to	1.80%	1.81%	to	2.74%
2014	485	1.34	to	1.45	677	0.85%	0.90%	to	1.80%	0.22%	to	1.14%
2013 ‡	399	1.34	to	1.44	553	1.03%	0.90%	to	1.80%	24.71%	to	25.85%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2017	754	1.90	to	2.12	1,505	0.64%	0.90%	to	1.80%	11.87%	to	12.89%
2016	886	1.70	to	1.88	1,572	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
2015	1,095	1.47	to	1.61	1,673	0.65%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
2014 ‡	1,297	1.60	to	1.73	2,131	0.62%	0.90%	to	1.80%	9.65%	to	10.65%
2013	1,748	1.46	to	1.56	2,625	0.70%	0.90%	to	1.80%	38.10%	to	39.36%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2017 ‡	1,330	0.56	to	0.62	787	10.82%	0.90%	to	1.80%	0.22%	to	1.13%
2016	1,620	0.55	to	0.61	954	0.99%	0.90%	to	1.80%	12.81%	to	13.84%
2015 ‡	2,108	0.49	to	0.54	1,099	4.39%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
2014	2,075	0.67	to	0.73	1,478	0.26%	0.90%	to	1.80%	(20.08%)	to	(19.35%)
2013	2,197	0.84	to	0.90	1,950	1.73%	0.90%	to	1.80%	(16.25%)	to	(15.48%)
PIMCO Real Return Portfolio – Advisor Class
2017 ‡	327	1.33	to	1.41	451	2.29%	1.00%	to	1.60%	1.90%	to	2.52%
2016 ‡	329	1.31	to	1.37	443	1.89%	1.00%	to	1.60%	3.42%	to	4.04%
2015 ‡	372	1.26	to	1.32	483	3.49%	1.00%	to	1.60%	(4.36%)	to	(3.77%)
2014	510	1.30	to	1.37	688	1.33%	1.00%	to	1.80%	1.14%	to	1.96%
2013	704	1.28	to	1.34	933	1.09%	1.00%	to	1.80%	(10.94%)	to	(10.22%)
PIMCO Total Return Portfolio – Advisor Class
2017 ‡	2,290	1.47	to	1.64	3,543	1.92%	0.90%	to	1.80%	2.93%	to	3.87%
2016	2,344	1.43	to	1.58	3,490	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
2015	1,668	1.42	to	1.55	2,459	4.71%	0.90%	to	1.80%	(1.46%)	to	(0.55%)
2014	2,256	1.44	to	1.56	3,353	2.05%	0.90%	to	1.80%	2.30%	to	3.24%
2013	2,854	1.41	to	1.51	4,122	2.08%	0.90%	to	1.80%	(3.82%)	to	(2.94%)
Rydex VT Inverse Government Long Bond Strategy Fund
2017 ‡	64	0.25	to	0.26	17	-	1.65%	to	1.80%	(10.52%)	to	(10.39%)
2016	80	0.28	to	0.31	23	-	1.25%	to	1.80%	(4.68%)	to	(4.15%)
2015	113	0.30	to	0.32	35	-	1.25%	to	1.80%	(2.99%)	to	(2.45%)
2014	111	0.31	to	0.33	35	-	1.25%	to	1.80%	(26.26%)	to	(25.85%)
2013	103	0.42	to	0.44	44	-	1.25%	to	1.80%	13.19%	to	13.82%
Templeton Developing Markets VIP Fund – Class 1
2017	607	1.87	to	1.87	1,134	1.21%	1.38%	to	1.38%	38.73%	to	38.73%
2016	816	1.35	to	1.35	1,099	1.06%	1.38%	to	1.38%	16.18%	to	16.18%
2015 ‡	833	1.16	to	1.16	966	2.48%	1.38%	to	1.38%	(20.53%)	to	(20.53%)
2014 ‡	930	1.46	to	1.46	1,357	1.77%	1.38%	to	1.38%	(9.35%)	to	(9.35%)
2013	1,027	1.61	to	1.61	1,652	2.17%	1.38%	to	1.38%	(2.10%)	to	(2.10%)
Templeton Developing Markets VIP Fund – Class 2
2017 ‡	585	1.26	to	3.71	1,042	1.03%	0.90%	to	1.60%	38.17%	to	39.15%
2016	506	0.90	to	2.67	651	0.71%	0.90%	to	1.80%	15.34%	to	16.39%
2015 ‡	622	0.78	to	2.29	683	2.22%	0.90%	to	1.80%	(21.05%)	to	(20.33%)
2014	752	0.98	to	2.87	1,046	1.48%	0.90%	to	1.80%	(10.04%)	to	(9.21%)
2013	959	1.09	to	3.17	1,470	1.95%	0.90%	to	1.80%	(2.70%)	to	(1.81%)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Foreign VIP Fund – Class 1
2017	1,917	4.25	to	4.25	8,140	2.76%	1.38%	to	1.38%	15.42%	to	15.42%
2016	2,208	3.68	to	3.68	8,126	2.16%	1.38%	to	1.38%	6.02%	to	6.02%
2015	2,424	3.47	to	3.47	8,414	3.45%	1.38%	to	1.38%	(7.60%)	to	(7.60%)
2014	2,617	3.76	to	3.76	9,832	2.07%	1.38%	to	1.38%	(12.11%)	to	(12.11%)
2013	2,834	4.27	to	4.27	12,113	2.56%	1.38%	to	1.38%	21.58%	to	21.58%
Templeton Foreign VIP Fund – Class 2
2017	786	1.85	to	1.92	1,640	2.57%	0.90%	to	1.80%	14.60%	to	15.65%
2016	823	1.61	to	1.66	1,484	2.04%	0.90%	to	1.80%	5.25%	to	6.21%
2015 ‡	988	1.53	to	1.56	1,694	3.30%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
2014	1,212	1.67	to	1.68	2,211	1.87%	0.90%	to	1.80%	(12.73%)	to	(11.93%)
2013	1,294	1.91	to	1.91	2,680	2.30%	0.90%	to	1.80%	20.76%	to	21.86%
Templeton Global Bond VIP Fund – Class 1
2017	640	5.13	to	5.13	3,285	-	1.38%	to	1.38%	0.76%	to	0.76%
2016	798	5.09	to	5.09	4,067	-	1.38%	to	1.38%	1.80%	to	1.80%
2015	1,017	5.00	to	5.00	5,088	7.91%	1.38%	to	1.38%	(5.42%)	to	(5.42%)
2014	1,119	5.29	to	5.29	5,920	5.19%	1.38%	to	1.38%	0.72%	to	0.72%
2013	1,189	5.25	to	5.25	6,244	4.87%	1.38%	to	1.38%	0.49%	to	0.49%
Templeton Growth VIP Fund – Class 1
2017	4,317	7.21	to	7.21	31,124	1.84%	1.38%	to	1.38%	17.14%	to	17.14%
2016	4,796	6.16	to	6.16	29,521	2.29%	1.38%	to	1.38%	8.39%	to	8.39%
2015	5,494	5.68	to	5.68	31,198	2.88%	1.38%	to	1.38%	(7.53%)	to	(7.53%)
2014	6,190	6.14	to	6.14	38,012	1.61%	1.38%	to	1.38%	(3.87%)	to	(3.87%)
2013	7,088	6.39	to	6.39	45,279	2.86%	1.38%	to	1.38%	29.25%	to	29.25%
Templeton Growth VIP Fund – Class 2
2017	2,035	1.84	to	2.10	4,118	1.64%	0.90%	to	1.80%	16.38%	to	17.44%
2016	2,692	1.58	to	1.79	4,605	2.05%	0.90%	to	1.80%	7.65%	to	8.64%
2015	3,236	1.47	to	1.65	4,951	2.59%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
2014 ‡	3,773	1.60	to	1.78	6,234	1.39%	0.90%	to	1.80%	(4.56%)	to	(3.69%)
2013	4,611	1.68	to	1.85	7,934	2.71%	0.90%	to	1.80%	28.47%	to	29.64%
Touchstone Balanced Fund
2017	171	1.69	to	1.74	291	-	1.00%	to	1.25%	12.63%	to	12.92%
2016	159	1.50	to	1.54	241	1.58%	1.00%	to	1.25%	6.08%	to	6.35%
2015 ‡	101	1.42	to	1.45	143	1.49%	1.00%	to	1.25%	(1.22%)	to	(0.97%)
2014 ‡	129	1.42	to	1.46	186	1.22%	1.00%	to	1.35%	6.36%	to	6.74%
2013 ‡	210	1.33	to	1.37	283	1.57%	1.00%	to	1.50%	17.10%	to	17.69%
Touchstone Bond Fund
2017	800	1.28	to	1.39	1,072	-	1.00%	to	1.80%	1.81%	to	2.64%
2016	879	1.25	to	1.35	1,151	2.00%	1.00%	to	1.80%	(1.00%)	to	(0.19%)
2015 ‡	912	1.27	to	1.36	1,201	2.99%	1.00%	to	1.80%	(3.06%)	to	(2.28%)
2014	1,077	1.31	to	1.39	1,456	2.66%	1.00%	to	1.80%	2.14%	to	2.97%
2013 ‡	1,331	1.28	to	1.35	1,755	3.09%	1.00%	to	1.80%	(2.12%)	to	(1.33%)
Touchstone Common Stock Fund
2017 ‡	1,951	1.95	to	2.12	4,002	0.01%	1.00%	to	1.80%	19.32%	to	20.29%
2016	2,268	1.64	to	1.76	3,877	1.57%	1.00%	to	1.80%	9.27%	to	10.15%
2015 ‡	2,702	1.50	to	1.60	4,211	2.52%	1.00%	to	1.80%	(1.61%)	to	(0.81%)
2014	3,323	1.52	to	1.61	5,237	1.57%	1.00%	to	1.80%	8.36%	to	9.24%
2013	4,127	1.40	to	1.48	5,969	1.48%	1.00%	to	1.80%	29.36%	to	30.41%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Touchstone Small Company Fund
2017	485	2.08	to	2.26	1,064	0.06%	1.00%	to	1.80%	16.99%	to	17.93%
2016 ‡	668	1.78	to	1.92	1,244	0.08%	1.00%	to	1.80%	18.07%	to	19.03%
2015 ‡	485	1.51	to	1.61	761	-	1.00%	to	1.80%	(3.11%)	to	(2.32%)
2014	596	1.55	to	1.65	960	0.43%	1.00%	to	1.80%	4.76%	to	5.61%
2013	817	1.48	to	1.56	1,251	0.13%	1.00%	to	1.80%	32.30%	to	33.37%
Virtus Duff & Phelps International Series – Class A Shares
2017	6,289	2.10	to	1.75	17,040	1.56%	0.90%	to	1.80%	13.87%	to	14.91%
2016 ‡	6,923	1.85	to	1.52	16,404	0.75%	0.90%	to	1.80%	(3.37%)	to	(2.49%)
2015	7,694	1.91	to	1.56	18,888	2.21%	0.90%	to	1.80%	(12.09%)	to	(11.29%)
2014	8,600	2.18	to	1.76	24,099	3.67%	0.90%	to	1.80%	(5.63%)	to	(4.77%)
2013	9,739	2.31	to	1.84	29,248	2.11%	0.90%	to	1.80%	5.85%	to	6.81%
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2017	1,158	4.27	to	5.46	7,311	1.40%	0.90%	to	1.80%	4.07%	to	5.02%
2016 ‡	1,314	4.11	to	5.20	8,017	1.78%	0.90%	to	1.80%	4.90%	to	5.86%
2015	1,555	3.91	to	4.91	8,774	1.34%	0.90%	to	1.80%	0.54%	to	1.46%
2014	1,903	3.89	to	4.84	10,061	1.14%	0.90%	to	1.80%	29.26%	to	30.44%
2013	2,194	3.01	to	3.71	8,709	1.41%	0.90%	to	1.80%	(0.92%)	to	(0.01%)
Virtus KAR Capital Growth Series – Class A Shares
2017 ‡	5,611	1.86	to	1.32	68,661	-	0.90%	to	1.80%	33.63%	to	34.85%
2016	6,235	1.39	to	0.98	57,177	-	0.90%	to	1.80%	(2.64%)	to	(1.75%)
2015	7,024	1.43	to	1.00	67,047	-	0.90%	to	1.80%	7.29%	to	8.28%
2014	7,772	1.33	to	0.92	70,131	0.06%	0.90%	to	1.80%	9.72%	to	10.73%
2013 ‡	9,060	1.22	to	0.83	73,315	0.32%	0.90%	to	1.80%	27.11%	to	28.27%
Virtus KAR Small-Cap Growth Series – Class A Shares
2017	1,835	5.05	to	5.81	10,050	-	0.90%	to	1.80%	38.33%	to	39.59%
2016	2,152	3.65	to	4.16	8,485	-	0.90%	to	1.80%	23.67%	to	24.80%
2015	2,285	2.95	to	3.34	7,243	-	0.90%	to	1.80%	(1.09%)	to	(0.18%)
2014	2,607	2.99	to	3.34	8,312	-	0.90%	to	1.80%	3.61%	to	4.56%
2013 ‡	3,061	2.88	to	3.20	9,371	0.27%	0.90%	to	1.80%	37.69%	to	38.94%
Virtus KAR Small-Cap Value Series – Class A Shares
2017	2,235	3.15	to	4.19	8,048	0.65%	0.90%	to	1.80%	18.01%	to	19.08%
2016 ‡	2,690	2.67	to	3.52	8,089	1.98%	0.90%	to	1.80%	24.27%	to	25.40%
2015 ‡	3,109	2.15†	to	2.80†	7,318	0.51%	0.90%	to	1.80%	(3.14%)	to	(2.25%)
2014	3,777	2.21†	to	2.87†	9,075	0.59%	0.90%	to	1.80%	5.58%	to	6.55%
2013	4,674	2.21	to	2.84	11,280	0.57%	0.90%	to	1.80%	38.24%	to	39.50%
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares
2017 ‡	2,618	2.10	to	2.51	13,939	4.19%	0.90%	to	1.80%	4.81%	to	5.77%
2016	3,122	2.01	to	2.37	15,248	4.33%	0.90%	to	1.80%	7.33%	to	8.31%
2015	3,620	1.87	to	2.19	16,563	4.07%	0.90%	to	1.80%	(3.03%)	to	(2.14%)
2014	4,149	1.93	to	2.24	19,391	4.69%	0.90%	to	1.80%	0.07%	to	0.99%
2013	4,965	1.93	to	2.21	22,851	5.39%	0.90%	to	1.80%	0.41%	to	1.33%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2017	4,969	1.85	to	1.97	11,135	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
2016 ‡	5,892	1.54	to	1.61	10,851	1.28%	0.90%	to	2.25%	6.96%	to	8.43%
2015 ‡	6,790	1.44	to	1.49	11,583	0.85%	0.90%	to	2.25%	(10.96%)	to	(9.72%)
2014 ‡	7,557	1.62	to	1.65	14,328	0.92%	0.90%	to	2.25%	7.17%	to	8.65%
2013	8,662	1.51	to	1.52	15,170	0.84%	0.90%	to	2.25%	28.84%	to	30.62%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Strategic Allocation Series – Class A Shares
2017	4,400	1.86	to	2.22	44,852	1.86%	0.90%	to	1.80%	16.83%	to	17.90%
2016	5,040	1.59	to	1.89	43,858	1.64%	0.90%	to	1.80%	(0.98%)	to	(0.08%)
2015	5,801	1.61†	to	1.89†	50,726	1.68%	0.90%	to	1.80%	(7.08%)	to	(6.23%)
2014	6,668	1.73†	to	2.01†	62,299	2.10%	0.90%	to	1.80%	0.00%*	to	0.92%
2013	7,733	1.64	to	1.89	67,205	1.91%	0.90%	to	1.80%	15.87%	to	16.93%
Wanger International
2017	3,067	3.99	to	3.47	26,970	1.21%	0.90%	to	1.80%	30.53%	to	31.72%
2016 ‡	3,382	3.06	to	2.63	22,420	1.16%	0.90%	to	1.80%	(3.18%)	to	(2.29%)
2015 ‡	3,711	3.16	to	2.69	25,046	1.43%	0.90%	to	1.80%	(1.70%)	to	(0.80%)
2014	4,137	3.22	to	2.72	28,096	1.40%	0.90%	to	1.80%	(6.12%)	to	(5.26%)
2013	4,694	3.43	to	2.87	34,138	2.61%	0.90%	to	1.80%	20.17%	to	21.27%
Wanger Select
2017	1,031	3.31	to	4.36	5,546	0.17%	0.90%	to	1.80%	24.40%	to	25.53%
2016 ‡	1,146	2.66	to	3.47	4,903	0.17%	0.90%	to	1.80%	11.33%	to	12.34%
2015	1,356	2.39	to	3.09	5,161	0.01%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
2014	1,476	2.43	to	3.11	5,650	-	0.90%	to	1.80%	1.29%	to	2.21%
2013	1,813	2.40	to	3.04	6,757	0.28%	0.90%	to	1.80%	32.16%	to	33.37%
Wanger USA
2017	3,362	3.11	to	3.88	28,850	-	0.90%	to	1.80%	17.44%	to	18.51%
2016 ‡	3,673	2.65	to	3.28	26,563	-	0.90%	to	1.80%	11.65%	to	12.67%
2015	4,313	2.37	to	2.91	27,913	-	0.90%	to	1.80%	(2.40%)	to	(1.50%)
2014	4,808	2.43	to	2.95	31,658	-	0.90%	to	1.80%	2.90%	to	3.84%
2013 ‡	5,661	2.36	to	2.84	36,001	0.14%	0.90%	to	1.80%	31.35%	to	32.55%

*Amount is less than 500 Units, $500 in Net Assets or 0.005% of Total Return.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
†This represents a prior period number that has been revised due to an error. During the preparation of the 2016 financial statements, Phoenix Life discovered that the unit values shown for Virtus KAR Small-Cap Value Series - Class A Shares and Virtus Strategic Allocation Series - Class A Shares were switched for years 2014 and 2015.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception November 2, 2015 to December 31, 2015.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
Phoenix LIfe and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix Life is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
Phoenix Life makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix Life for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, Phoenix Life makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Maximum Annual Admin Charge
Big Edge	$35
Big Edge Choice	$35
Freedom Edge	$35
Group Strategic Edge	$35
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
Templeton Investment Plus	$35
The Big Edge Plus	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, Phoenix charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Big Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Freedom Edge	None
Group Strategic Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0% 7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Surrender Charge
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
Templeton Investment Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Big Edge Choice NY	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
The Big Edge Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Phoenix Edge VA	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2017 and 2016 were $437,914 and $519,139, respectively.
B.    Optional Rider and Benefit Charges
Phoenix Life may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. Phoenix Life will make deductions at the rates listed below of the contract's value for the mortality and expense cost risks and for administrative cost risk, which Phoenix Life undertakes. The total aggregate expense for the period ended December 31, 2017 was $4,633,598.

Plan	Admin. Factor	M&E Factor
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Big Edge	0.000%	1.000%
Freedom Edge	0.125%	1.475%
Group Strategic Edge	0.000%	1.250%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%
Templeton Investment Plus	0.125%	1.250%
The Big Edge Choice - NY	0.125%	1.250%
The Big Edge Plus	0.000%	1.250%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Admin. Factor	M&E Factor
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
D.    Other Charges
Phoenix Life may deduct other charges depending on the policy terms.
Certain liabilities of the Separate Account are payable to Phoenix Life when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
Phoenix Life intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of Phoenix and Phoenix Life and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
B.    Liquidations
On April 29, 2016, the Wanger International Select Fund liquidated.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
C.    Name Changes
Effective October 13, 2017, the Sentinel Variable Products Balanced Fund was renamed the Touchstone Balanced Fund.
Effective October 13, 2017, the Sentinel Variable Products Bond Fund was renamed the Touchstone Bond Fund.
Effective October 13, 2017, the Sentinel Variable Products Common Stock Fund was renamed the Touchstone Common Stock Fund.
Effective October 13, 2017, the Sentinel Variable Products Small Company Fund was renamed Touchstone Small Company Fund.
Effective April 28, 2017, the Virtus Capital Growth Series - Class A was renamed the Virtus KAR Capital Growth Series - Class A.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A was renamed the Virtus Rampart Enhanced Core Equity Series - Class A.
Effective April 28, 2017, the Virtus International Series - Class A was renamed the Virtus Duff & Phelps International Series - Class A.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A.
Effective April 28, 2017 the Virtus Real Estate Securities Series - Class A was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A was renamed the Virtus KAR Small-Cap Growth Series - Class A.
Effective April 28, 2017, the Virtus Small-Cap Value Series - Class A was renamed the Virtus KAR Small-Cap Value Series - Class A.
Effective October 11, 2016, the Enhanced Core Equity Series - Class A Shares was renamed the Virtus Enhanced Core Equity Series - Class A Shares.
Effective April 30, 2016, the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2017 and through the financial statement issuance date of April 25, 2018. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Phoenix Life Insurance Company and
Contract Owners of the Phoenix Life Variable Accumulation Account:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Phoenix Life Variable Accumulation Account (the Separate Account) as of December 31, 2017, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or period in the three-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2017, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of The Phoenix Companies, Inc.’s separate accounts since 2015.
Hartford, Connecticut
April 25, 2018

Appendix
AB VPS Balanced Wealth Strategy Portfolio - Class B
Alger Capital Appreciation Portfolio - Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
Deutsche Equity 500 Index VIP - Class A
Deutsche Small Cap Index VIP - Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund - Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA - Service Shares
Oppenheimer Global Fund/VA - Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Templeton Developing Markets VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 1
Templeton Foreign VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2
Touchstone Balanced Fund(1)
Touchstone Bond Fund(1)
Touchstone Common Stock Fund(1)
Touchstone Small Company Fund(1)
Virtus Duff & Phelps International Series - Class A Shares(1)
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares(1)
Virtus KAR Capital Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Value Series - Class A Shares(1)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares(1)
Virtus Rampart Enhanced Core Equity Series - Class A Shares(1)
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA
(1) See Note 1 to the financial statements for the former name of the sub-account.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4261 © 2017 The Phoenix Companies, Inc.	12-17